Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2011
Registrant Name	dei_EntityRegistrantName	CALVERT SOCIAL INVESTMENT FUND
Central Index Key	dei_EntityCentralIndexKey	0000356682
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan 31, 2012
Prospectus Date	rr_ProspectusDate	Jan 31, 2012

Retail | Calvert Balanced Portfolio
CALVERT BALANCED PORTFOLIO Class (Ticker): A (CSIFX) B (CSLBX) C (CSGCX)
INVESTMENT OBJECTIVE

The Fund seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 84 and "Reduced Sales Charges" on page 87 of this Prospectus, and under "Method of Distribution" on page 57 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Retail Calvert Balanced Portfolio		Class A	Class B	Class C
Maximum sales charge (load) on purchases (as a % of offering price)		4.75%	none	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	[1]	none	5.00%	1.00%
Redemption fee	[2]	2.00%	2.00%	2.00%
[1]	The contingent deferred sales charge reduces over time.
[2]	(as a % of amount redeemed or exchanged within 30 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Retail Calvert Balanced Portfolio	Class A	Class B	Class C
Management fees	0.70%	0.70%	0.70%
Distribution and service (12b-1) fees	0.23%	1.00%	1.00%
Other expenses	0.29%	0.54%	0.37%
Acquired fund fees and expenses	0.03%	0.03%	0.03%
Total annual fund operating expenses	1.25%	2.27%	2.10%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year; and
• the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - Retail Calvert Balanced Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	596	853	1,129	1,915
Class B	730	1,109	1,415	2,348
Class C	313	658	1,129	2,431

Expense Example, No Redemption - Retail Calvert Balanced Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	230	709	1,215	2,348
Class C	213	658	1,129	2,431

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 100% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund typically invests about 60% of its net assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies. Fixed-income investments are primarily a wide variety of investment grade debt securities, such as corporate debt securities, mortgage-backed securities (including commercial mortgage-backed securities and collateralized mortgage obligations ("CMOs")) and other asset-backed securities ("ABS"). The Fund invests in debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC").

The Fund may also invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically. In addition, the Fund may invest in repurchase agreements.

An investment grade debt security is rated BBB or higher by a nationally recognized statistical rating organization ("NRSRO"), or is an unrated bond determined by the Advisor to be of comparable quality. The Fund may also invest in unrated debt securities.

The Fund invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Advisor monitors the Fund's allocation and may rebalance or reallocate the Fund's assets based on its view of economic and market factors and events. The equity portion of the Fund is primarily a large cap core U.S. domestic portfolio, although the Fund may also invest in foreign stocks and mid-cap stocks. The equity portion of the Fund seeks companies that have the potential to outperform the market through exceptional growth and/or valuation improvement. The fixed-income portion of the Fund reflects an active trading strategy, seeking total return.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

The Fund may also use futures contracts as a substitute for direct investment in a particular asset class, in order to facilitate the periodic rebalancing of the Fund's portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.

The Subadvisors select the equity investments, while the Advisor manages the fixed-income assets and determines the overall asset class mix for the Fund depending upon its view of market conditions and economic outlook.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result. There is a risk that the Advisor may allocate assets to an asset class that underperforms other asset classes.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Securities Risk (Government-Sponsored Enterprises). Debt and mortgage-backed securities issued by GSEs such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government was provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below-investment-grade leveraged loans are usually more credit sensitive.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. The Fund's purchase of unrated securities depends on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Active Trading Strategy Risk. The fixed-income portion of the Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Repurchase Agreement Risk. A repurchase agreement exposes the fixed-income portion of the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of a broad-based securities market index, a composite index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	9/30/09	11.47%
Worst Quarter (of periods shown)	12/31/08	-18.24%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns (as of 12/31/11) (with maximum sales charge deducted)
Average Annual Total Returns - Retail Calvert Balanced Portfolio		1 year	5 years	10 years
Class A		(1.63%)	(0.18%)	2.29%
Class A Return after taxes on distributions		(1.83%)	(0.68%)	1.82%
Class A Return after taxes on distributions and sale of Fund shares		(0.91%)	(0.29%)	1.79%
Class B		(2.77%)	(0.41%)	1.76%
Class C		1.43%	(0.09%)	1.83%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)		1.50%	(0.02%)	3.34%
Balanced Composite Index (reflects no deduction for fees, expenses or taxes)	[1]	4.24%	2.71%	4.55%
Lipper Mixed-Asset Target Allocation Growth Funds Avg. (reflects no deduction for taxes)		(1.30%)	0.63%	3.80%
[1]	The Fund also shows the Balanced Composite Index (60% Russell 1000 Index; 40% Barclays Capital U.S. Credit Index) because it is more consistent with the Fund's portfolio construction process and represents a more accurate reflection of the Fund's anticipated risk and return patterns.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALVERT SOCIAL INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
Retail | Calvert Balanced Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.23%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.25%
1 Year	rr_ExpenseExampleYear01	596
3 Years	rr_ExpenseExampleYear03	853
5 Years	rr_ExpenseExampleYear05	1,129
10 Years	rr_ExpenseExampleYear10	1,915
Annual Return 2002	rr_AnnualReturn2002	(12.46%)
Annual Return 2003	rr_AnnualReturn2003	17.49%
Annual Return 2004	rr_AnnualReturn2004	7.84%
Annual Return 2005	rr_AnnualReturn2005	5.18%
Annual Return 2006	rr_AnnualReturn2006	8.43%
Annual Return 2007	rr_AnnualReturn2007	3.23%
Annual Return 2008	rr_AnnualReturn2008	(28.98%)
Annual Return 2009	rr_AnnualReturn2009	23.93%
Annual Return 2010	rr_AnnualReturn2010	10.90%
Annual Return 2011	rr_AnnualReturn2011	3.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.24%)
1 year	rr_AverageAnnualReturnYear01	(1.63%)
5 years	rr_AverageAnnualReturnYear05	(0.18%)
10 years	rr_AverageAnnualReturnYear10	2.29%
Retail | Calvert Balanced Portfolio | Class A | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(1.83%)
5 years	rr_AverageAnnualReturnYear05	(0.68%)
10 years	rr_AverageAnnualReturnYear10	1.82%
Retail | Calvert Balanced Portfolio | Class A | Return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(0.91%)
5 years	rr_AverageAnnualReturnYear05	(0.29%)
10 years	rr_AverageAnnualReturnYear10	1.79%
Retail | Calvert Balanced Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.54%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.27%
1 Year	rr_ExpenseExampleYear01	730
3 Years	rr_ExpenseExampleYear03	1,109
5 Years	rr_ExpenseExampleYear05	1,415
10 Years	rr_ExpenseExampleYear10	2,348
1 Year	rr_ExpenseExampleNoRedemptionYear01	230
3 Years	rr_ExpenseExampleNoRedemptionYear03	709
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,215
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,348
1 year	rr_AverageAnnualReturnYear01	(2.77%)
5 years	rr_AverageAnnualReturnYear05	(0.41%)
10 years	rr_AverageAnnualReturnYear10	1.76%
Retail | Calvert Balanced Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.37%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.10%
1 Year	rr_ExpenseExampleYear01	313
3 Years	rr_ExpenseExampleYear03	658
5 Years	rr_ExpenseExampleYear05	1,129
10 Years	rr_ExpenseExampleYear10	2,431
1 Year	rr_ExpenseExampleNoRedemptionYear01	213
3 Years	rr_ExpenseExampleNoRedemptionYear03	658
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,129
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,431
1 year	rr_AverageAnnualReturnYear01	1.43%
5 years	rr_AverageAnnualReturnYear05	(0.09%)
10 years	rr_AverageAnnualReturnYear10	1.83%
Retail | Calvert Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT BALANCED PORTFOLIO Class (Ticker): A (CSIFX) B (CSLBX) C (CSGCX)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 84 and "Reduced Sales Charges" on page 87 of this Prospectus, and under "Method of Distribution" on page 57 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 100% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	100.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year; and
• the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund typically invests about 60% of its net assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies. Fixed-income investments are primarily a wide variety of investment grade debt securities, such as corporate debt securities, mortgage-backed securities (including commercial mortgage-backed securities and collateralized mortgage obligations ("CMOs")) and other asset-backed securities ("ABS"). The Fund invests in debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC").

The Fund may also invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically. In addition, the Fund may invest in repurchase agreements.

An investment grade debt security is rated BBB or higher by a nationally recognized statistical rating organization ("NRSRO"), or is an unrated bond determined by the Advisor to be of comparable quality. The Fund may also invest in unrated debt securities.

The Fund invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Advisor monitors the Fund's allocation and may rebalance or reallocate the Fund's assets based on its view of economic and market factors and events. The equity portion of the Fund is primarily a large cap core U.S. domestic portfolio, although the Fund may also invest in foreign stocks and mid-cap stocks. The equity portion of the Fund seeks companies that have the potential to outperform the market through exceptional growth and/or valuation improvement. The fixed-income portion of the Fund reflects an active trading strategy, seeking total return.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

The Fund may also use futures contracts as a substitute for direct investment in a particular asset class, in order to facilitate the periodic rebalancing of the Fund's portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.

The Subadvisors select the equity investments, while the Advisor manages the fixed-income assets and determines the overall asset class mix for the Fund depending upon its view of market conditions and economic outlook.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result. There is a risk that the Advisor may allocate assets to an asset class that underperforms other asset classes.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Securities Risk (Government-Sponsored Enterprises). Debt and mortgage-backed securities issued by GSEs such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government was provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below-investment-grade leveraged loans are usually more credit sensitive.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. The Fund's purchase of unrated securities depends on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Active Trading Strategy Risk. The fixed-income portion of the Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Repurchase Agreement Risk. A repurchase agreement exposes the fixed-income portion of the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of a broad-based securities market index, a composite index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class A shares has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A at NAV
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	9/30/09	11.47%
Worst Quarter (of periods shown)	12/31/08	-18.24%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12/31/11) (with maximum sales charge deducted)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Retail | Calvert Balanced Portfolio | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.50%
5 years	rr_AverageAnnualReturnYear05	(0.02%)
10 years	rr_AverageAnnualReturnYear10	3.34%
Retail | Calvert Balanced Portfolio | Balanced Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.24%	[3]
5 years	rr_AverageAnnualReturnYear05	2.71%	[3]
10 years	rr_AverageAnnualReturnYear10	4.55%	[3]
Retail | Calvert Balanced Portfolio | Lipper Mixed-Asset Target Allocation Growth Funds Avg. (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(1.30%)
5 years	rr_AverageAnnualReturnYear05	0.63%
10 years	rr_AverageAnnualReturnYear10	3.80%

[1]	The contingent deferred sales charge reduces over time.
[2]	(as a % of amount redeemed or exchanged within 30 days of purchase)
[3]	The Fund also shows the Balanced Composite Index (60% Russell 1000 Index; 40% Barclays Capital U.S. Credit Index) because it is more consistent with the Fund's portfolio construction process and represents a more accurate reflection of the Fund's anticipated risk and return patterns.

Retail | Calvert Equity Portfolio
CALVERT EQUITY PORTFOLIO Class (Ticker): A (CSIEX) B (CSEBX) C (CSECX) Y (CIEYX)
INVESTMENT OBJECTIVE

The Fund seeks growth of capital through investment in stocks of issuers in industries believed to offer opportunities for potential capital appreciation and which meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 84 and "Reduced Sales Charges" on page 87 of this Prospectus, and under "Method of Distribution" on page 57 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Retail Calvert Equity Portfolio		Class A	Class B	Class C	Class Y
Maximum sales charge (load) on purchases (as a % of offering price)		4.75%	none	none	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	[1]	none	5.00%	1.00%	none
Redemption fee	[2]	2.00%	2.00%	2.00%	2.00%
[1]	The contingent deferred sales charge reduces over time.
[2]	(as a % of amount redeemed or exchanged within 30 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Retail Calvert Equity Portfolio		Class A	Class B	Class C	Class Y
Management fees	[1]	0.70%	0.70%	0.70%	0.70%
Distribution and service (12b-1) fees	[1]	0.25%	1.00%	1.00%	none
Other expenses	[1]	0.25%	0.38%	0.25%	0.14%
Acquired fund fees and expenses	[1]	0.02%	0.02%	0.02%	0.02%
Total annual fund operating expenses	[1]	1.22%	2.10%	1.97%	0.86%
[1]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses for Class Y to 0.96% through January 31, 2013. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund's operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - Retail Calvert Equity Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	593	844	1,113	1,882
Class B	713	1,058	1,329	2,206
Class C	300	618	1,062	2,296
Class Y	88	274	477	1,061

Expense Example, No Redemption - Retail Calvert Equity Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	213	658	1,129	2,206
Class C	200	618	1,062	2,296

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities (common stock). The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund invests primarily in common stocks of U.S. large-cap companies. The Fund defines large-cap companies as those whose market capitalization falls within the range of the Standard & Poor's ("S&P") 500 Index ($1.6 billion to $406 billion as of December 31, 2011). The Fund normally seeks to have a weighted average market capitalization of at least $20 billion.

The Fund may also invest in mid-cap stocks and may invest up to 25% of its net assets in foreign stocks.

The Subadvisor looks for established companies with a history of steady earnings growth. The Subadvisor selects companies based on its opinion that the company has the ability to sustain growth through high profitability and that the stock is favorably priced with respect to those growth expectations.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to 10/31/08 (the Class Y shares' inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	17.97%
Worst Quarter (of periods shown)	12/31/08	-24.39%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns (as of 12/31/11) (with maximum sales charge deducted, if any)
Average Annual Total Returns - Retail Calvert Equity Portfolio	1 year	5 years	10 years
Class A	(6.87%)	0.64%	2.78%
Class A Return after taxes on distributions	(7.53%)	0.07%	2.40%
Class A Return after taxes on distributions and sale of Fund shares	(3.58%)	0.47%	2.35%
Class B	(7.94%)	0.54%	2.39%
Class C	(3.94%)	0.83%	2.48%
Class Y	(1.88%)	1.84%	3.39%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%
Lipper Large-Cap Growth Funds Avg. (reflects no deduction for taxes)	(1.91%)	0.96%	1.94%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALVERT SOCIAL INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
Retail | Calvert Equity Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.70%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other expenses	rr_OtherExpensesOverAssets	0.25%	[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.22%	[3]
1 Year	rr_ExpenseExampleYear01	593
3 Years	rr_ExpenseExampleYear03	844
5 Years	rr_ExpenseExampleYear05	1,113
10 Years	rr_ExpenseExampleYear10	1,882
Annual Return 2002	rr_AnnualReturn2002	(14.93%)
Annual Return 2003	rr_AnnualReturn2003	22.31%
Annual Return 2004	rr_AnnualReturn2004	6.69%
Annual Return 2005	rr_AnnualReturn2005	4.16%
Annual Return 2006	rr_AnnualReturn2006	10.16%
Annual Return 2007	rr_AnnualReturn2007	9.94%
Annual Return 2008	rr_AnnualReturn2008	(35.53%)
Annual Return 2009	rr_AnnualReturn2009	33.41%
Annual Return 2010	rr_AnnualReturn2010	17.23%
Annual Return 2011	rr_AnnualReturn2011	(2.23%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.39%)
1 year	rr_AverageAnnualReturnYear01	(6.87%)
5 years	rr_AverageAnnualReturnYear05	0.64%
10 years	rr_AverageAnnualReturnYear10	2.78%
Retail | Calvert Equity Portfolio | Class A | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(7.53%)
5 years	rr_AverageAnnualReturnYear05	0.07%
10 years	rr_AverageAnnualReturnYear10	2.40%
Retail | Calvert Equity Portfolio | Class A | Return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(3.58%)
5 years	rr_AverageAnnualReturnYear05	0.47%
10 years	rr_AverageAnnualReturnYear10	2.35%
Retail | Calvert Equity Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.70%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[3]
Other expenses	rr_OtherExpensesOverAssets	0.38%	[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.10%	[3]
1 Year	rr_ExpenseExampleYear01	713
3 Years	rr_ExpenseExampleYear03	1,058
5 Years	rr_ExpenseExampleYear05	1,329
10 Years	rr_ExpenseExampleYear10	2,206
1 Year	rr_ExpenseExampleNoRedemptionYear01	213
3 Years	rr_ExpenseExampleNoRedemptionYear03	658
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,129
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,206
1 year	rr_AverageAnnualReturnYear01	(7.94%)
5 years	rr_AverageAnnualReturnYear05	0.54%
10 years	rr_AverageAnnualReturnYear10	2.39%
Retail | Calvert Equity Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.70%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[3]
Other expenses	rr_OtherExpensesOverAssets	0.25%	[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.97%	[3]
1 Year	rr_ExpenseExampleYear01	300
3 Years	rr_ExpenseExampleYear03	618
5 Years	rr_ExpenseExampleYear05	1,062
10 Years	rr_ExpenseExampleYear10	2,296
1 Year	rr_ExpenseExampleNoRedemptionYear01	200
3 Years	rr_ExpenseExampleNoRedemptionYear03	618
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,062
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,296
1 year	rr_AverageAnnualReturnYear01	(3.94%)
5 years	rr_AverageAnnualReturnYear05	0.83%
10 years	rr_AverageAnnualReturnYear10	2.48%
Retail | Calvert Equity Portfolio | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.70%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other expenses	rr_OtherExpensesOverAssets	0.14%	[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%	[3]
1 Year	rr_ExpenseExampleYear01	88
3 Years	rr_ExpenseExampleYear03	274
5 Years	rr_ExpenseExampleYear05	477
10 Years	rr_ExpenseExampleYear10	1,061
1 year	rr_AverageAnnualReturnYear01	(1.88%)
5 years	rr_AverageAnnualReturnYear05	1.84%
10 years	rr_AverageAnnualReturnYear10	3.39%
Retail | Calvert Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT EQUITY PORTFOLIO Class (Ticker): A (CSIEX) B (CSEBX) C (CSECX) Y (CIEYX)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks growth of capital through investment in stocks of issuers in industries believed to offer opportunities for potential capital appreciation and which meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 84 and "Reduced Sales Charges" on page 87 of this Prospectus, and under "Method of Distribution" on page 57 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund's operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities (common stock). The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund invests primarily in common stocks of U.S. large-cap companies. The Fund defines large-cap companies as those whose market capitalization falls within the range of the Standard & Poor's ("S&P") 500 Index ($1.6 billion to $406 billion as of December 31, 2011). The Fund normally seeks to have a weighted average market capitalization of at least $20 billion.

The Fund may also invest in mid-cap stocks and may invest up to 25% of its net assets in foreign stocks.

The Subadvisor looks for established companies with a history of steady earnings growth. The Subadvisor selects companies based on its opinion that the company has the ability to sustain growth through high profitability and that the stock is favorably priced with respect to those growth expectations.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to 10/31/08 (the Class Y shares' inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class A shares has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A at NAV
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	17.97%
Worst Quarter (of periods shown)	12/31/08	-24.39%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12/31/11) (with maximum sales charge deducted, if any)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Retail | Calvert Equity Portfolio | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.11%
5 years	rr_AverageAnnualReturnYear05	(0.25%)
10 years	rr_AverageAnnualReturnYear10	2.92%
Retail | Calvert Equity Portfolio | Lipper Large-Cap Growth Funds Avg. (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(1.91%)
5 years	rr_AverageAnnualReturnYear05	0.96%
10 years	rr_AverageAnnualReturnYear10	1.94%

[1]	The contingent deferred sales charge reduces over time.
[2]	(as a % of amount redeemed or exchanged within 30 days of purchase)
[3]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses for Class Y to 0.96% through January 31, 2013. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Retail | Calvert Enhanced Equity Portfolio
CALVERT ENHANCED EQUITY PORTFOLIO Class (Ticker): A (CMIFX) B (CDXBX) C (CMICX)
INVESTMENT OBJECTIVE

The Fund seeks a total return after expenses which exceeds over time the total return of the Russell 1000 Index. It seeks to obtain this objective while maintaining risk characteristics similar to those of the Russell 1000 Index and through investments in stocks that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 84 and "Reduced Sales Charges" on page 87 of this Prospectus, and under "Method of Distribution" on page 57 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Retail Calvert Enhanced Equity Portfolio		Class A	Class B	Class C
Maximum sales charge (load) on purchases (as a % of offering price)		4.75%	none	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	[1]	none	5.00%	1.00%
Redemption fee	[2]	2.00%	2.00%	2.00%
[1]	The contingent deferred sales charge reduces over time.
[2]	(as a % of amount redeemed or exchanged within 30 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Retail Calvert Enhanced Equity Portfolio	Class A	Class B	Class C
Management fees	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.44%	1.05%	0.58%
Total annual fund operating expenses	1.44%	2.80%	2.33%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
  your investment has a 5% return each year; and
  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - Retail Calvert Enhanced Equity Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	615	909	1,225	2,117
Class B	783	1,268	1,679	2,802
Class C	336	727	1,245	2,666

Expense Example, No Redemption - Retail Calvert Enhanced Equity Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	283	868	1,479	2,802
Class C	236	727	1,245	2,666

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 111% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

Investing primarily in common stock of U.S. companies that meet its sustainable and socially responsible investment criteria, the Fund creates a portfolio whose characteristics closely resemble those of the Russell 1000 Index, while emphasizing the stocks which the Fund believes offer the greatest potential for return. The Fund will normally invest at least 80% of its net assets, including borrowings for investment purposes, in equity securities (common stock). The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy.

Instead of passively holding a representative basket of securities designed to match the Russell 1000 Index, the Advisor actively uses proprietary quantitative analytical models, as well as qualitative bottom-up research, to attempt to enhance the Fund's performance relative to the Index. At least 65% of the Fund's total assets will be invested in stocks that are in the Russell 1000 Index, which measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The Index is adjusted, or reconstituted, annually. As of December 31, 2011, the capitalization range of the Index was $117 million to $406 billion. The Fund normally seeks to have a weighted average market capitalization of at least $20 billion.

The Fund may also purchase foreign stocks not exceeding 25% of the Fund's net assets, as well as smaller capitalization companies. Any investments not in the Index will meet the Fund's sustainable and socially responsible investment criteria and will be selected to track the Index's risk/return characteristics. The Advisor rebalances the Fund at least quarterly to maintain its risk exposure relative to the Index.

In implementing the investment strategy, the Advisor identifies stocks in the Russell 1000 Index which meet the Fund's sustainable and socially responsible investment criteria. From this list of stocks, the Advisor chooses a portfolio of stocks that closely mirror the Index in terms of various factors such as industry weightings, capitalization, and yield. Even though stocks and certain industries may be eliminated from the Fund by applying the sustainable and socially responsible investment criteria, the Advisor will seek to select substitutes that will attempt to mimic the return characteristics of the missing industries and stocks.

The Advisor also employs proprietary quantitative multifactor models as well as proprietary fundamental research to identify stocks that it believes have the greatest potential for superior performance. Each security identified for potential investment is ranked according to three separate measures: growth, value, and market sentiment. These three measures are combined to create a single composite score for each stock. This score is then complemented with proprietary fundamental equity research, with sustainable and socially responsible investment criteria inputs, from the Advisor's research analysts to arrive at a final assessment of each stock's attractiveness. The Fund is constructed from highly-ranked securities that meet its sustainable and socially responsible investment criteria, weighted through a mathematical process that seeks to reduce active risk versus the Russell 1000 Index. The Advisor may sell a security when it no longer appears attractive under this process.

Tracking the Russell 1000 Index. The Advisor will generally target a tracking error range of 3% to 4% relative to the return of the Russell 1000 Index. The Fund's ability to track the Index will be monitored by analyzing returns to ensure that the returns are reasonably consistent with Index returns. Any deviations of realized returns from the Index which are in excess of those expected will be analyzed for sources of variance.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund or the enhanced equity modeling portfolio may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market or the Russell 1000 Index may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small-Cap and Mid-Cap Company Risk. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	9/30/09	17.31%
Worst Quarter (of periods shown)	12/31/08	-23.84%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns (as of 12/31/11) (with maximum sales charge deducted)
Average Annual Total Returns - Retail Calvert Enhanced Equity Portfolio	1 year	5 years	10 years
Class A	(2.67%)	(2.94%)	1.30%
Class A Return after taxes on distributions	(2.78%)	(3.22%)	1.03%
Class A Return after taxes on distributions and sale of Fund shares	(1.59%)	(2.47%)	1.12%
Class B	(4.18%)	(3.35%)	0.67%
Class C	0.28%	(2.84%)	0.84%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	1.50%	(0.02%)	3.34%
Lipper Large-Cap Core Funds Avg. (reflects no deduction for taxes)	(0.67%)	(0.87%)	2.41%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALVERT SOCIAL INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
Retail | Calvert Enhanced Equity Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.44%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.44%
1 Year	rr_ExpenseExampleYear01	615
3 Years	rr_ExpenseExampleYear03	909
5 Years	rr_ExpenseExampleYear05	1,225
10 Years	rr_ExpenseExampleYear10	2,117
Annual Return 2002	rr_AnnualReturn2002	(17.52%)
Annual Return 2003	rr_AnnualReturn2003	23.82%
Annual Return 2004	rr_AnnualReturn2004	9.47%
Annual Return 2005	rr_AnnualReturn2005	4.80%
Annual Return 2006	rr_AnnualReturn2006	12.67%
Annual Return 2007	rr_AnnualReturn2007	(1.65%)
Annual Return 2008	rr_AnnualReturn2008	(38.54%)
Annual Return 2009	rr_AnnualReturn2009	29.58%
Annual Return 2010	rr_AnnualReturn2010	13.00%
Annual Return 2011	rr_AnnualReturn2011	2.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.84%)
1 year	rr_AverageAnnualReturnYear01	(2.67%)
5 years	rr_AverageAnnualReturnYear05	(2.94%)
10 years	rr_AverageAnnualReturnYear10	1.30%
Retail | Calvert Enhanced Equity Portfolio | Class A | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(2.78%)
5 years	rr_AverageAnnualReturnYear05	(3.22%)
10 years	rr_AverageAnnualReturnYear10	1.03%
Retail | Calvert Enhanced Equity Portfolio | Class A | Return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(1.59%)
5 years	rr_AverageAnnualReturnYear05	(2.47%)
10 years	rr_AverageAnnualReturnYear10	1.12%
Retail | Calvert Enhanced Equity Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.80%
1 Year	rr_ExpenseExampleYear01	783
3 Years	rr_ExpenseExampleYear03	1,268
5 Years	rr_ExpenseExampleYear05	1,679
10 Years	rr_ExpenseExampleYear10	2,802
1 Year	rr_ExpenseExampleNoRedemptionYear01	283
3 Years	rr_ExpenseExampleNoRedemptionYear03	868
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,479
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,802
1 year	rr_AverageAnnualReturnYear01	(4.18%)
5 years	rr_AverageAnnualReturnYear05	(3.35%)
10 years	rr_AverageAnnualReturnYear10	0.67%
Retail | Calvert Enhanced Equity Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.58%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.33%
1 Year	rr_ExpenseExampleYear01	336
3 Years	rr_ExpenseExampleYear03	727
5 Years	rr_ExpenseExampleYear05	1,245
10 Years	rr_ExpenseExampleYear10	2,666
1 Year	rr_ExpenseExampleNoRedemptionYear01	236
3 Years	rr_ExpenseExampleNoRedemptionYear03	727
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,245
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,666
1 year	rr_AverageAnnualReturnYear01	0.28%
5 years	rr_AverageAnnualReturnYear05	(2.84%)
10 years	rr_AverageAnnualReturnYear10	0.84%
Retail | Calvert Enhanced Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT ENHANCED EQUITY PORTFOLIO Class (Ticker): A (CMIFX) B (CDXBX) C (CMICX)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks a total return after expenses which exceeds over time the total return of the Russell 1000 Index. It seeks to obtain this objective while maintaining risk characteristics similar to those of the Russell 1000 Index and through investments in stocks that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 84 and "Reduced Sales Charges" on page 87 of this Prospectus, and under "Method of Distribution" on page 57 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 111% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	111.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
  your investment has a 5% return each year; and
  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Investing primarily in common stock of U.S. companies that meet its sustainable and socially responsible investment criteria, the Fund creates a portfolio whose characteristics closely resemble those of the Russell 1000 Index, while emphasizing the stocks which the Fund believes offer the greatest potential for return. The Fund will normally invest at least 80% of its net assets, including borrowings for investment purposes, in equity securities (common stock). The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy.

Instead of passively holding a representative basket of securities designed to match the Russell 1000 Index, the Advisor actively uses proprietary quantitative analytical models, as well as qualitative bottom-up research, to attempt to enhance the Fund's performance relative to the Index. At least 65% of the Fund's total assets will be invested in stocks that are in the Russell 1000 Index, which measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The Index is adjusted, or reconstituted, annually. As of December 31, 2011, the capitalization range of the Index was $117 million to $406 billion. The Fund normally seeks to have a weighted average market capitalization of at least $20 billion.

The Fund may also purchase foreign stocks not exceeding 25% of the Fund's net assets, as well as smaller capitalization companies. Any investments not in the Index will meet the Fund's sustainable and socially responsible investment criteria and will be selected to track the Index's risk/return characteristics. The Advisor rebalances the Fund at least quarterly to maintain its risk exposure relative to the Index.

In implementing the investment strategy, the Advisor identifies stocks in the Russell 1000 Index which meet the Fund's sustainable and socially responsible investment criteria. From this list of stocks, the Advisor chooses a portfolio of stocks that closely mirror the Index in terms of various factors such as industry weightings, capitalization, and yield. Even though stocks and certain industries may be eliminated from the Fund by applying the sustainable and socially responsible investment criteria, the Advisor will seek to select substitutes that will attempt to mimic the return characteristics of the missing industries and stocks.

The Advisor also employs proprietary quantitative multifactor models as well as proprietary fundamental research to identify stocks that it believes have the greatest potential for superior performance. Each security identified for potential investment is ranked according to three separate measures: growth, value, and market sentiment. These three measures are combined to create a single composite score for each stock. This score is then complemented with proprietary fundamental equity research, with sustainable and socially responsible investment criteria inputs, from the Advisor's research analysts to arrive at a final assessment of each stock's attractiveness. The Fund is constructed from highly-ranked securities that meet its sustainable and socially responsible investment criteria, weighted through a mathematical process that seeks to reduce active risk versus the Russell 1000 Index. The Advisor may sell a security when it no longer appears attractive under this process.

Tracking the Russell 1000 Index. The Advisor will generally target a tracking error range of 3% to 4% relative to the return of the Russell 1000 Index. The Fund's ability to track the Index will be monitored by analyzing returns to ensure that the returns are reasonably consistent with Index returns. Any deviations of realized returns from the Index which are in excess of those expected will be analyzed for sources of variance.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund or the enhanced equity modeling portfolio may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market or the Russell 1000 Index may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small-Cap and Mid-Cap Company Risk. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class A shares has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A at NAV
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	9/30/09	17.31%
Worst Quarter (of periods shown)	12/31/08	-23.84%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12/31/11) (with maximum sales charge deducted)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Retail | Calvert Enhanced Equity Portfolio | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.50%
5 years	rr_AverageAnnualReturnYear05	(0.02%)
10 years	rr_AverageAnnualReturnYear10	3.34%
Retail | Calvert Enhanced Equity Portfolio | Lipper Large-Cap Core Funds Avg. (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(0.67%)
5 years	rr_AverageAnnualReturnYear05	(0.87%)
10 years	rr_AverageAnnualReturnYear10	2.41%

[1]	The contingent deferred sales charge reduces over time.
[2]	(as a % of amount redeemed or exchanged within 30 days of purchase)

Calvert Conservative Allocation Fund
CALVERT CONSERVATIVE ALLOCATION FUND Class (Ticker): A (CCLAX) C (CALCX)
INVESTMENT OBJECTIVE
The Fund seeks current income and capital appreciation, consistent with the preservation of capital. This objective may be changed by the Fund's Board of Trustees without shareholder approval.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 84 and "Reduced Sales Charges" on page 87 of this Prospectus, and under "Method of Distribution" on page 49 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Calvert Conservative Allocation Fund		Class A	Class C
Maximum sales charge (load) on purchases (as a % of offering price)		4.75%	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	[1]	none	1.00%
Redemption fee	[2]	2.00%	2.00%
[1]	The contingent deferred sales charge reduces over time.
[2]	(as a % of amount redeemed or exchanged within 30 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Calvert Conservative Allocation Fund		Class A	Class C
Advisory fee		none	none
Administrative fee		0.15%	0.15%
Distribution and service (12b-1) fees		0.25%	1.00%
Other expenses		0.44%	0.44%
Acquired fund fees and expenses		0.51%	0.51%
Total annual fund operating expenses		1.35%	2.10%
Less fee waiver and/or expense reimbursement	[1]	(0.40%)
Net expenses		0.95%
[1]	The investment advisor has agreed to contractually limit direct ordinary operating expenses through January 31, 2013. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Direct ordinary operating expenses will not exceed 0.44% for Class A and 2.00% for Class C. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund's operating expenses remain the same;
• any Calvert expense limitation is in effect for the period indicated in the fee table above; and
• the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - Calvert Conservative Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	567	845	1,143	1,989
Class C	313	658	1,129	2,431

Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
Calvert Conservative Allocation Fund Class C	213	658	1,129	2,431

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). These transaction costs are also incurred by the underlying Calvert funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund is a "fund of funds" that seeks to achieve its investment objective by investing in a portfolio of underlying Calvert fixed-income, equity and money market funds that meets the Fund's investment criteria, including financial, sustainability and social responsibility factors.

The Fund invests in underlying Calvert funds in accordance with a stable target asset allocation determined by the Advisor. The Fund's asset allocation strategy incorporates historical risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.

The Fund intends to invest in shares of underlying Calvert funds and typically invests in underlying Calvert funds as follows:

60% to 80% of Fund's net assets 20% to 40% of Fund's net assets

In Calvert Bond Portfolio (which invests primarily in fixed-income securities) In funds that invest primarily in equity securi- ties (Calvert Equity Portfolio, Calvert Social Index Fund, Calvert Enhanced Equity Portfolio, Calvert Capital Accumulation Fund, Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund, Calvert Global Water Fund and Calvert Small Cap Fund)

0% to 10% of Fund's net assets	In Calvert Money Market Portfolio (which invests primarily in money market instruments)

The Fund may also invest, to a limited extent, in (1) derivative instruments, including, but not limited to, index futures, options and swaps; and (2) exchange-traded funds. The Fund will use these instruments to facilitate the periodic rebalancing of the Fund's portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.

For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus, and see "Description of Underlying Funds" in this Prospectus, which describes the underlying fixed-income and money market funds (Calvert Bond Portfolio and Calvert Money Market Portfolio).

The Advisor may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.

The above asset allocation percentages are allocation targets. The Advisor has discretion to reallocate the Fund's assets among underlying Calvert funds. The Advisor monitors the Fund's allocation and may rebalance or reallocate the Fund's assets (1) based on its view of economic and market factors and events or (2) to adjust for shifts in the style biases of the underlying funds. The Advisor also evaluates any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.

Sustainable and Socially Responsible Investing. Each underlying fund (other than Calvert Global Alternative Energy Fund and Calvert Global Water Fund) seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert Global Alternative Energy Fund will invest in ways consistent with Calvert's philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. Calvert Global Water Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges.

Each underlying fund (other than Calvert Global Water Fund) has sustainable and socially responsible investment criteria that reflect specific types of companies in which the fund seeks to invest and seeks to avoid investing. Calvert Global Water Fund's sustainable and socially responsible investment criteria reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the fund, and specific types of companies in which the fund seeks to invest.

Investments for each underlying fund are first selected for financial soundness and then evaluated according to the fund's sustainable and socially responsible investment criteria. Investments for each underlying fund must be consistent with the fund's current investment criteria, including financial, sustainability and social responsibility factors, as well as threshold responsibility standards (for Calvert Global Water Fund only), the application of which is in the economic interest of the underlying fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Asset Allocation Risk. The Advisor's selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund's greater allocation to fixed-income funds makes it more susceptible to risks associated with fixed-income investments than equity investments.

Management Risk. Individual investments of an underlying fund may not perform as expected, and the underlying fund's portfolio management practices may not achieve the desired result.

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund's use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund and reduce its returns.

Exchange-Traded Fund ("ETF") Risk. An ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF's fees and expenses as well as their share of the Fund's fees and expenses.

Equity Investments. The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.

Stock Market Risk. The stock market (including stocks that comprise the energy and water-related resource sectors, and stock markets outside the U.S.) may fall in value, causing prices of stocks held by the underlying funds to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Fixed-Income Investments. The Fund shares the principal risks of fixed-income securities held by the underlying funds, including the key risks below.

Bond Market Risk. The market prices of bonds held by the underlying funds may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Money Market Investments. The Fund shares the principal risks of money market securities held by the underlying funds, including the key risk below.

Money Market Risk. Yield will change in response to market interest rates; in general, as market rates go up, so will yield, and vice versa. Although the underlying fund tries to keep the value of its shares constant at $1.00 per share, changes in market rates could cause the value to decrease. Credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the underlying fund because it invests primarily in securities that are considered to be of high quality; the underlying fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of a broad-based securities market index, a composite index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for the Fund's other Class of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	9/30/09	9.08%
Worst Quarter (of periods shown)	12/31/08	-9.39%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for the other Class will vary.

Average Annual Total Returns (as of 12/31/11) (with maximum sales charge deducted)
Average Annual Total Returns - Calvert Conservative Allocation Fund		1 year	5 years	Since Inception	Inception Date
Class A		(0.55%)	2.20%	3.39%	Apr 29, 2005
Class A Return after taxes on distributions		(1.74%)	1.00%	2.24%
Class A Return after taxes on distributions and sale of Fund shares		(0.03%)	1.25%	2.30%
Class C		2.24%	1.83%	2.82%	Apr 29, 2005
Barclays Capital U.S. Credit Index (reflects no deduction for fees, expenses or taxes)		8.35%	6.80%	5.98%
Conservative Allocation Composite Index (reflects no deduction for fees, expenses or taxes)	[1]	4.27%	3.90%	4.87%
Lipper Mixed-Asset Target Allocation Conservative Funds Avg. (reflects no deduction for taxes)		2.06%	2.88%	3.94%
[1]	The Fund also shows the Conservative Allocation Composite Index (22% Russell 3000 Index; 8% Morgan Stanley Capital International Europe Australasia Far East Global Investable Market Index; 60% Barclays Capital U.S. Credit Index; 10% Barclays Capital 3-month T-Bill Bellwether Index) because it is more consistent with the Fund's portfolio construction process and represents a more accurate reflection of the Fund's anticipated risk and return patterns.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALVERT SOCIAL INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
Calvert Conservative Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	2.00%	[2]
Advisory fee	rr_ManagementFeesOverAssets	none
Administrative fee	cik0000356682_AdministrativeFee	0.15%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.44%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.35%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[3]
Net expenses	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	567
3 Years	rr_ExpenseExampleYear03	845
5 Years	rr_ExpenseExampleYear05	1,143
10 Years	rr_ExpenseExampleYear10	1,989
Annual Return 2006	rr_AnnualReturn2006	7.16%
Annual Return 2007	rr_AnnualReturn2007	5.89%
Annual Return 2008	rr_AnnualReturn2008	(16.17%)
Annual Return 2009	rr_AnnualReturn2009	16.33%
Annual Return 2010	rr_AnnualReturn2010	8.56%
Annual Return 2011	rr_AnnualReturn2011	4.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.39%)
1 year	rr_AverageAnnualReturnYear01	(0.55%)
5 years	rr_AverageAnnualReturnYear05	2.20%
Since Inception	rr_AverageAnnualReturnSinceInception	3.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Calvert Conservative Allocation Fund | Class A | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(1.74%)
5 years	rr_AverageAnnualReturnYear05	1.00%
Since Inception	rr_AverageAnnualReturnSinceInception	2.24%
Calvert Conservative Allocation Fund | Class A | Return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(0.03%)
5 years	rr_AverageAnnualReturnYear05	1.25%
Since Inception	rr_AverageAnnualReturnSinceInception	2.30%
Calvert Conservative Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	2.00%	[2]
Advisory fee	rr_ManagementFeesOverAssets	none
Administrative fee	cik0000356682_AdministrativeFee	0.15%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.44%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.10%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[3]
Net expenses	rr_NetExpensesOverAssets
1 Year	rr_ExpenseExampleYear01	313
3 Years	rr_ExpenseExampleYear03	658
5 Years	rr_ExpenseExampleYear05	1,129
10 Years	rr_ExpenseExampleYear10	2,431
1 Year	rr_ExpenseExampleNoRedemptionYear01	213
3 Years	rr_ExpenseExampleNoRedemptionYear03	658
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,129
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,431
1 year	rr_AverageAnnualReturnYear01	2.24%
5 years	rr_AverageAnnualReturnYear05	1.83%
Since Inception	rr_AverageAnnualReturnSinceInception	2.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Calvert Conservative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT CONSERVATIVE ALLOCATION FUND Class (Ticker): A (CCLAX) C (CALCX)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income and capital appreciation, consistent with the preservation of capital. This objective may be changed by the Fund's Board of Trustees without shareholder approval.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 84 and "Reduced Sales Charges" on page 87 of this Prospectus, and under "Method of Distribution" on page 49 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). These transaction costs are also incurred by the underlying Calvert funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund's operating expenses remain the same;
• any Calvert expense limitation is in effect for the period indicated in the fee table above; and
• the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" that seeks to achieve its investment objective by investing in a portfolio of underlying Calvert fixed-income, equity and money market funds that meets the Fund's investment criteria, including financial, sustainability and social responsibility factors.

The Fund invests in underlying Calvert funds in accordance with a stable target asset allocation determined by the Advisor. The Fund's asset allocation strategy incorporates historical risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.

The Fund intends to invest in shares of underlying Calvert funds and typically invests in underlying Calvert funds as follows:

60% to 80% of Fund's net assets 20% to 40% of Fund's net assets

In Calvert Bond Portfolio (which invests primarily in fixed-income securities) In funds that invest primarily in equity securi- ties (Calvert Equity Portfolio, Calvert Social Index Fund, Calvert Enhanced Equity Portfolio, Calvert Capital Accumulation Fund, Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund, Calvert Global Water Fund and Calvert Small Cap Fund)

0% to 10% of Fund's net assets	In Calvert Money Market Portfolio (which invests primarily in money market instruments)

The Fund may also invest, to a limited extent, in (1) derivative instruments, including, but not limited to, index futures, options and swaps; and (2) exchange-traded funds. The Fund will use these instruments to facilitate the periodic rebalancing of the Fund's portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.

For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus, and see "Description of Underlying Funds" in this Prospectus, which describes the underlying fixed-income and money market funds (Calvert Bond Portfolio and Calvert Money Market Portfolio).

The Advisor may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.

The above asset allocation percentages are allocation targets. The Advisor has discretion to reallocate the Fund's assets among underlying Calvert funds. The Advisor monitors the Fund's allocation and may rebalance or reallocate the Fund's assets (1) based on its view of economic and market factors and events or (2) to adjust for shifts in the style biases of the underlying funds. The Advisor also evaluates any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.

Sustainable and Socially Responsible Investing. Each underlying fund (other than Calvert Global Alternative Energy Fund and Calvert Global Water Fund) seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert Global Alternative Energy Fund will invest in ways consistent with Calvert's philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. Calvert Global Water Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges.

Each underlying fund (other than Calvert Global Water Fund) has sustainable and socially responsible investment criteria that reflect specific types of companies in which the fund seeks to invest and seeks to avoid investing. Calvert Global Water Fund's sustainable and socially responsible investment criteria reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the fund, and specific types of companies in which the fund seeks to invest.

Investments for each underlying fund are first selected for financial soundness and then evaluated according to the fund's sustainable and socially responsible investment criteria. Investments for each underlying fund must be consistent with the fund's current investment criteria, including financial, sustainability and social responsibility factors, as well as threshold responsibility standards (for Calvert Global Water Fund only), the application of which is in the economic interest of the underlying fund and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Asset Allocation Risk. The Advisor's selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund's greater allocation to fixed-income funds makes it more susceptible to risks associated with fixed-income investments than equity investments.

Management Risk. Individual investments of an underlying fund may not perform as expected, and the underlying fund's portfolio management practices may not achieve the desired result.

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund's use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund and reduce its returns.

Exchange-Traded Fund ("ETF") Risk. An ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF's fees and expenses as well as their share of the Fund's fees and expenses.

Equity Investments. The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.

Stock Market Risk. The stock market (including stocks that comprise the energy and water-related resource sectors, and stock markets outside the U.S.) may fall in value, causing prices of stocks held by the underlying funds to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Fixed-Income Investments. The Fund shares the principal risks of fixed-income securities held by the underlying funds, including the key risks below.

Bond Market Risk. The market prices of bonds held by the underlying funds may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Money Market Investments. The Fund shares the principal risks of money market securities held by the underlying funds, including the key risk below.

Money Market Risk. Yield will change in response to market interest rates; in general, as market rates go up, so will yield, and vice versa. Although the underlying fund tries to keep the value of its shares constant at $1.00 per share, changes in market rates could cause the value to decrease. Credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the underlying fund because it invests primarily in securities that are considered to be of high quality; the underlying fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of a broad-based securities market index, a composite index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for the Fund's other Class of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class A shares has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A at NAV
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	9/30/09	9.08%
Worst Quarter (of periods shown)	12/31/08	-9.39%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12/31/11) (with maximum sales charge deducted)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for the other Class will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for the other Class will vary.

Calvert Conservative Allocation Fund | Barclays Capital U.S. Credit Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	8.35%
5 years	rr_AverageAnnualReturnYear05	6.80%
Since Inception	rr_AverageAnnualReturnSinceInception	5.98%
Calvert Conservative Allocation Fund | Conservative Allocation Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.27%	[4]
5 years	rr_AverageAnnualReturnYear05	3.90%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.87%	[4]
Calvert Conservative Allocation Fund | Lipper Mixed-Asset Target Allocation Conservative Funds Avg. (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.06%
5 years	rr_AverageAnnualReturnYear05	2.88%
Since Inception	rr_AverageAnnualReturnSinceInception	3.94%

[1]	The contingent deferred sales charge reduces over time.
[2]	(as a % of amount redeemed or exchanged within 30 days of purchase)
[3]	The investment advisor has agreed to contractually limit direct ordinary operating expenses through January 31, 2013. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Direct ordinary operating expenses will not exceed 0.44% for Class A and 2.00% for Class C. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.
[4]	The Fund also shows the Conservative Allocation Composite Index (22% Russell 3000 Index; 8% Morgan Stanley Capital International Europe Australasia Far East Global Investable Market Index; 60% Barclays Capital U.S. Credit Index; 10% Barclays Capital 3-month T-Bill Bellwether Index) because it is more consistent with the Fund's portfolio construction process and represents a more accurate reflection of the Fund's anticipated risk and return patterns.

Retail | Calvert Moderate Allocation Fund
CALVERT MODERATE ALLOCATION FUND Class (Ticker): A (CMAAX) C (CMACX)
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation and growth of income, with current income a secondary objective, consistent with the preservation of capital. This objective may be changed by the Fund's Board of Trustees without shareholder approval.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 84 and "Reduced Sales Charges" on page 87 of this Prospectus, and under "Method of Distribution" on page 49 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Retail Calvert Moderate Allocation Fund		Class A	Class C
Maximum sales charge (load) on purchases (as a % of offering price)		4.75%	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	[1]	none	1.00%
Redemption fee	[2]	2.00%	2.00%
[1]	The contingent deferred sales charge reduces over time.
[2]	(as a % of amount redeemed or exchanged within 30 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Retail Calvert Moderate Allocation Fund		Class A	Class C
Advisory fee	[1]	none	none
Administrative fee	[1]	0.15%	0.15%
Distribution and service (12b-1) fees	[1]	0.25%	1.00%
Other expenses	[1]	0.33%	0.33%
Acquired fund fees and expenses	[1]	0.72%	0.72%
Total annual fund operating expenses	[1]	1.45%	2.20%
[1]	The investment advisor has agreed to contractually limit direct ordinary operating expenses through January 31, 2013. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Direct ordinary operating expenses will not exceed 0.80% for Class A and 2.00% for Class C. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund's operating expenses remain the same;
• any Calvert expense limitation is in effect for the period indicated in the fee table above; and
• the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - Retail Calvert Moderate Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	616	912	1,230	2,128
Class C	323	688	1,180	2,534

Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Calvert Moderate Allocation Fund Class C	223	688	1,180	2,534

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). These transaction costs are also incurred by the underlying Calvert funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund is a "fund of funds" that seeks to achieve its investment objective by investing in a portfolio of underlying Calvert fixed-income, equity and money market funds that meets the Fund's investment criteria, including financial, sustainability and social responsibility factors.

The Fund invests in underlying Calvert funds in accordance with a stable target asset allocation determined by the Advisor. The Fund's asset allocation strategy incorporates historical risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.

The Fund intends to invest in shares of underlying Calvert funds and typically invests in underlying Calvert funds as follows:

50% to 80% of Fund's net assets

In funds that invest primarily in equity securi- ties (Calvert Equity Portfolio, Calvert Social Index Fund, Calvert Enhanced Equity Portfolio, Calvert Capital Accumulation Fund, Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund, Calvert Global Water Fund and Calvert Small Cap Fund)

20% to 50% of Fund's net assets 0% to 10% of Fund's net assets	In Calvert Bond Portfolio (which invests pri- marily in fixed-income securities) In Calvert Money Market Portfolio (which invests primarily in money market instruments)

The Fund may also invest, to a limited extent, in (1) derivative instruments, including, but not limited to, index futures, options and swaps; and (2) exchange-traded funds. The Fund will use these instruments to facilitate the periodic rebalancing of the Fund's portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.

For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus, and see "Description of Underlying Funds" in this Prospectus, which describes the underlying fixed-income and money market funds (Calvert Bond Portfolio and Calvert Money Market Portfolio).

The Advisor may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.

The above asset allocation percentages are allocation targets. The Advisor has discretion to reallocate the Fund's assets among underlying Calvert funds. The Advisor monitors the Fund's allocation and may rebalance or reallocate the Fund's assets (1) based on its view of economic and market factors and events or (2) to adjust for shifts in the style biases of the underlying funds. The Advisor also evaluates any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.

Sustainable and Socially Responsible Investing. Each underlying fund (other than Calvert Global Alternative Energy Fund and Calvert Global Water Fund) seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert Global Alternative Energy Fund will invest in ways consistent with Calvert's philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. Calvert Global Water Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges.

Each underlying fund (other than Calvert Global Water Fund) has sustainable and socially responsible investment criteria that reflect specific types of companies in which the fund seeks to invest and seeks to avoid investing. Calvert Global Water Fund's sustainable and socially responsible investment criteria reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the fund, and specific types of companies in which the fund seeks to invest.

Investments for each underlying fund are first selected for financial soundness and then evaluated according to the fund's sustainable and socially responsible investment criteria. Investments for each underlying fund must be consistent with the fund's current investment criteria, including financial, sustainability and social responsibility factors, as well as threshold responsibility standards (for Calvert Global Water Fund only), the application of which is in the economic interest of the underlying fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Asset Allocation Risk. The Advisor's selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund's greater allocation to equity funds makes it more susceptible to risks associated with equity investments than fixed-income investments.

Management Risk. Individual investments of an underlying fund may not perform as expected, and the underlying fund's portfolio management practices may not achieve the desired result.

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund's use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund and reduce its returns.

Exchange-Traded Fund ("ETF") Risk. An ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF's fees and expenses as well as their share of the Fund's fees and expenses.

Equity Investments. The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.

Stock Market Risk. The stock market (including stocks that comprise the energy and water-related resource sectors, and stock markets outside the U.S.) may fall in value, causing prices of stocks held by the underlying funds to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Fixed-Income Investments. The Fund shares the principal risks of fixed-income securities held by the underlying funds, including the key risks below.

Bond Market Risk. The market prices of bonds held by the underlying funds may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Money Market Investments. The Fund shares the principal risks of money market securities held by the underlying funds, including the key risk below.

Money Market Risk. Yield will change in response to market interest rates; in general, as market rates go up, so will yield, and vice versa. Although the underlying fund tries to keep the value of its shares constant at $1.00 per share, changes in market rates could cause the value to decrease. Credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the underlying fund because it invests primarily in securities that are considered to be of high quality; the underlying fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of a broad-based securities market index, a composite index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for the Fund's other Class of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter	Total
	Ended	Results
Best Quarter (of periods shown)	6/30/09	13.24%
Worst Quarter (of periods shown)	12/31/08	-16.48%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns (as of 12/31/11) (with maximum sales charge deducted)
Average Annual Total Returns - Retail Calvert Moderate Allocation Fund		1 year	5 years	Since Inception	Inception Date
Class A		(4.99%)	(0.91%)	1.90%	Apr 29, 2005
Class A Return after taxes on distributions		(5.47%)	(1.49%)	1.33%
Class A Return after taxes on distributions and sale of Fund shares		(3.10%)	(0.99%)	1.40%
Class C		(1.96%)	(0.70%)	1.81%	Apr 29, 2005
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)		1.03%	(0.01%)	3.80%
Moderate Allocation Composite Index (reflects no deduction for fees, expenses or taxes)	[1]	0.80%	1.36%	4.19%
Lipper Mixed-Asset Target Allocation Growth Funds Avg. (reflects no deduction for taxes)		(1.30%)	0.63%	3.61%
[1]	The Fund also shows the Moderate Allocation Composite Index (47% Russell 3000 Index; 18% Morgan Stanley Capital International Europe Australasia Far East Global Investable Market Index; 30% Barclays Capital U.S. Credit Index; 5% Barclays Capital 3-month T-Bill Bellwether Index) because it is more consistent with the Fund's portfolio construction process and represents a more accurate reflection of the Fund's anticipated risk and return patterns.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALVERT SOCIAL INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
Retail | Calvert Moderate Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	2.00%	[2]
Advisory fee	rr_ManagementFeesOverAssets	none	[3]
Administrative fee	cik0000356682_AdministrativeFee	0.15%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other expenses	rr_OtherExpensesOverAssets	0.33%	[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.45%	[3]
1 Year	rr_ExpenseExampleYear01	616
3 Years	rr_ExpenseExampleYear03	912
5 Years	rr_ExpenseExampleYear05	1,230
10 Years	rr_ExpenseExampleYear10	2,128
Annual Return 2006	rr_AnnualReturn2006	10.21%
Annual Return 2007	rr_AnnualReturn2007	5.50%
Annual Return 2008	rr_AnnualReturn2008	(29.05%)
Annual Return 2009	rr_AnnualReturn2009	21.92%
Annual Return 2010	rr_AnnualReturn2010	10.22%
Annual Return 2011	rr_AnnualReturn2011	(0.28%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.48%)
1 year	rr_AverageAnnualReturnYear01	(4.99%)
5 years	rr_AverageAnnualReturnYear05	(0.91%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Retail | Calvert Moderate Allocation Fund | Class A | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(5.47%)
5 years	rr_AverageAnnualReturnYear05	(1.49%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.33%
Retail | Calvert Moderate Allocation Fund | Class A | Return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(3.10%)
5 years	rr_AverageAnnualReturnYear05	(0.99%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.40%
Retail | Calvert Moderate Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	2.00%	[2]
Advisory fee	rr_ManagementFeesOverAssets	none	[3]
Administrative fee	cik0000356682_AdministrativeFee	0.15%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[3]
Other expenses	rr_OtherExpensesOverAssets	0.33%	[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.20%	[3]
1 Year	rr_ExpenseExampleYear01	323
3 Years	rr_ExpenseExampleYear03	688
5 Years	rr_ExpenseExampleYear05	1,180
10 Years	rr_ExpenseExampleYear10	2,534
1 Year	rr_ExpenseExampleNoRedemptionYear01	223
3 Years	rr_ExpenseExampleNoRedemptionYear03	688
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,180
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,534
1 year	rr_AverageAnnualReturnYear01	(1.96%)
5 years	rr_AverageAnnualReturnYear05	(0.70%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Retail | Calvert Moderate Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT MODERATE ALLOCATION FUND Class (Ticker): A (CMAAX) C (CMACX)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation and growth of income,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with current income a secondary objective, consistent with the preservation of capital. This objective may be changed by the Fund's Board of Trustees without shareholder approval.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 84 and "Reduced Sales Charges" on page 87 of this Prospectus, and under "Method of Distribution" on page 49 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). These transaction costs are also incurred by the underlying Calvert funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund's operating expenses remain the same;
• any Calvert expense limitation is in effect for the period indicated in the fee table above; and
• the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" that seeks to achieve its investment objective by investing in a portfolio of underlying Calvert fixed-income, equity and money market funds that meets the Fund's investment criteria, including financial, sustainability and social responsibility factors.

The Fund invests in underlying Calvert funds in accordance with a stable target asset allocation determined by the Advisor. The Fund's asset allocation strategy incorporates historical risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.

The Fund intends to invest in shares of underlying Calvert funds and typically invests in underlying Calvert funds as follows:

50% to 80% of Fund's net assets

In funds that invest primarily in equity securi- ties (Calvert Equity Portfolio, Calvert Social Index Fund, Calvert Enhanced Equity Portfolio, Calvert Capital Accumulation Fund, Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund, Calvert Global Water Fund and Calvert Small Cap Fund)

20% to 50% of Fund's net assets 0% to 10% of Fund's net assets	In Calvert Bond Portfolio (which invests pri- marily in fixed-income securities) In Calvert Money Market Portfolio (which invests primarily in money market instruments)

The Fund may also invest, to a limited extent, in (1) derivative instruments, including, but not limited to, index futures, options and swaps; and (2) exchange-traded funds. The Fund will use these instruments to facilitate the periodic rebalancing of the Fund's portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.

For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus, and see "Description of Underlying Funds" in this Prospectus, which describes the underlying fixed-income and money market funds (Calvert Bond Portfolio and Calvert Money Market Portfolio).

The Advisor may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.

The above asset allocation percentages are allocation targets. The Advisor has discretion to reallocate the Fund's assets among underlying Calvert funds. The Advisor monitors the Fund's allocation and may rebalance or reallocate the Fund's assets (1) based on its view of economic and market factors and events or (2) to adjust for shifts in the style biases of the underlying funds. The Advisor also evaluates any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.

Sustainable and Socially Responsible Investing. Each underlying fund (other than Calvert Global Alternative Energy Fund and Calvert Global Water Fund) seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert Global Alternative Energy Fund will invest in ways consistent with Calvert's philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. Calvert Global Water Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges.

Each underlying fund (other than Calvert Global Water Fund) has sustainable and socially responsible investment criteria that reflect specific types of companies in which the fund seeks to invest and seeks to avoid investing. Calvert Global Water Fund's sustainable and socially responsible investment criteria reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the fund, and specific types of companies in which the fund seeks to invest.

Investments for each underlying fund are first selected for financial soundness and then evaluated according to the fund's sustainable and socially responsible investment criteria. Investments for each underlying fund must be consistent with the fund's current investment criteria, including financial, sustainability and social responsibility factors, as well as threshold responsibility standards (for Calvert Global Water Fund only), the application of which is in the economic interest of the underlying fund and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Asset Allocation Risk. The Advisor's selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund's greater allocation to equity funds makes it more susceptible to risks associated with equity investments than fixed-income investments.

Management Risk. Individual investments of an underlying fund may not perform as expected, and the underlying fund's portfolio management practices may not achieve the desired result.

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund's use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund and reduce its returns.

Exchange-Traded Fund ("ETF") Risk. An ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF's fees and expenses as well as their share of the Fund's fees and expenses.

Equity Investments. The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.

Stock Market Risk. The stock market (including stocks that comprise the energy and water-related resource sectors, and stock markets outside the U.S.) may fall in value, causing prices of stocks held by the underlying funds to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Fixed-Income Investments. The Fund shares the principal risks of fixed-income securities held by the underlying funds, including the key risks below.

Bond Market Risk. The market prices of bonds held by the underlying funds may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Money Market Investments. The Fund shares the principal risks of money market securities held by the underlying funds, including the key risk below.

Money Market Risk. Yield will change in response to market interest rates; in general, as market rates go up, so will yield, and vice versa. Although the underlying fund tries to keep the value of its shares constant at $1.00 per share, changes in market rates could cause the value to decrease. Credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the underlying fund because it invests primarily in securities that are considered to be of high quality; the underlying fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of a broad-based securities market index, a composite index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for the Fund's other Class of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class A shares has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A at NAV
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter	Total
	Ended	Results
Best Quarter (of periods shown)	6/30/09	13.24%
Worst Quarter (of periods shown)	12/31/08	-16.48%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12/31/11) (with maximum sales charge deducted)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Retail | Calvert Moderate Allocation Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.03%
5 years	rr_AverageAnnualReturnYear05	(0.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.80%
Retail | Calvert Moderate Allocation Fund | Moderate Allocation Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.80%	[4]
5 years	rr_AverageAnnualReturnYear05	1.36%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.19%	[4]
Retail | Calvert Moderate Allocation Fund | Lipper Mixed-Asset Target Allocation Growth Funds Avg. (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(1.30%)
5 years	rr_AverageAnnualReturnYear05	0.63%
Since Inception	rr_AverageAnnualReturnSinceInception	3.61%

[1]	The contingent deferred sales charge reduces over time.
[2]	(as a % of amount redeemed or exchanged within 30 days of purchase)
[3]	The investment advisor has agreed to contractually limit direct ordinary operating expenses through January 31, 2013. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Direct ordinary operating expenses will not exceed 0.80% for Class A and 2.00% for Class C. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.
[4]	The Fund also shows the Moderate Allocation Composite Index (47% Russell 3000 Index; 18% Morgan Stanley Capital International Europe Australasia Far East Global Investable Market Index; 30% Barclays Capital U.S. Credit Index; 5% Barclays Capital 3-month T-Bill Bellwether Index) because it is more consistent with the Fund's portfolio construction process and represents a more accurate reflection of the Fund's anticipated risk and return patterns.

Retail | Calvert Aggressive Allocation Fund
CALVERT AGGRESSIVE ALLOCATION FUND Class (Ticker): A (CAAAX) C(CAACX)
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation. This objective may be changed by the Fund's Board of Trustees without shareholder approval.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 84 and "Reduced Sales Charges" on page 87 of this Prospectus, and under "Method of Distribution" on page 49 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Retail Calvert Aggressive Allocation Fund		Class A	Class C
Maximum sales charge (load) on purchases (as a % of offering price)		4.75%	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	[1]	none	1.00%
Redemption fee	[2]	2.00%	2.00%
[1]	The contingent deferred sales charge reduces over time.
[2]	(as a % of amount redeemed or exchanged within 30 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Retail Calvert Aggressive Allocation Fund		Class A	Class C
Advisory fee		none	none
Administrative fee		0.15%	0.15%
Distribution and service (12b-1) fees		0.25%	1.00%
Other expenses		0.46%	0.55%
Acquired fund fees and expenses		0.81%	0.81%
Total annual fund operating expenses		1.67%	2.51%
Less fee waiver and/or expense reimbursement	[1]	(0.43%)
Net expenses		1.24%
[1]	The investment advisor has agreed to contractually limit direct ordinary operating expenses through January 31, 2013. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Direct ordinary operating expenses will not exceed 0.43% for Class A and 2.00% for Class C. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund's operating expenses remain the same;
• any Calvert expense limitation is in effect for the period indicated in the fee table above; and
• the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - Retail Calvert Aggressive Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	595	937	1,301	2,323
Class C	354	782	1,335	2,846

Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Calvert Aggressive Allocation Fund Class C	254	782	1,335	2,846

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). These transaction costs are also incurred by the underlying Calvert funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund is a "fund of funds" that seeks to achieve its investment objective by investing in a portfolio of underlying Calvert fixed-income, equity and money market funds that meets the Fund's investment criteria, including financial, sustainability and social responsibility factors.

The Fund invests in underlying Calvert funds in accordance with a stable target asset allocation determined by the Advisor. The Fund's asset allocation strategy incorporates historical risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.

The Fund intends to invest in shares of underlying Calvert funds and typically invests in underlying Calvert funds as follows:

80% to 100% of Fund's net assets

In funds that invest primarily in equity securi- ties (Calvert Equity Portfolio, Calvert Social Index Fund, Calvert Enhanced Equity Portfolio, Calvert Capital Accumulation Fund, Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund, Calvert Global Water Fund and Calvert Small Cap Fund)

0% to 20% of Fund's net assets 0% to 5% of Fund's net assets	In Calvert Bond Portfolio (which invests pri- marily in fixed-income securities) In Calvert Money Market Portfolio (which invests primarily in money market instruments)

The Fund may also invest, to a limited extent, in (1) derivative instruments, including, but not limited to, index futures, options and swaps; and (2) exchange-traded funds. The Fund will use these instruments to facilitate the periodic rebalancing of the Fund's portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.

For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus, and see "Description of Underlying Funds" in this Prospectus, which describes the underlying fixed-income and money market funds (Calvert Bond Portfolio and Calvert Money Market Portfolio).

The Advisor may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.

The above asset allocation percentages are allocation targets. The Advisor has discretion to reallocate the Fund's assets among underlying Calvert funds. The Advisor monitors the Fund's allocation and may rebalance or reallocate the Fund's assets (1) based on its view of economic and market factors and events or (2) to adjust for shifts in the style biases of the underlying funds. The Advisor also evaluates any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.

Sustainable and Socially Responsible Investing. Each underlying fund (other than Calvert Global Alternative Energy Fund and Calvert Global Water Fund) seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert Global Alternative Energy Fund will invest in ways consistent with Calvert's philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. Calvert Global Water Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges.

Each underlying fund (other than Calvert Global Water Fund) has sustainable and socially responsible investment criteria that reflect specific types of companies in which the fund seeks to invest and seeks to avoid investing. Calvert Global Water Fund's sustainable and socially responsible investment criteria reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the fund, and specific types of companies in which the fund seeks to invest.

Investments for each underlying fund are first selected for financial soundness and then evaluated according to the fund's sustainable and socially responsible investment criteria. Investments for each underlying fund must be consistent with the fund's current investment criteria, including financial, sustainability and social responsibility factors, as well as threshold responsibility standards (for Calvert Global Water Fund only), the application of which is in the economic interest of the underlying fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Asset Allocation Risk. The Advisor's selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund's greater allocation to equity funds makes it more susceptible to risks associated with equity investments than fixed-income investments.

Management Risk. Individual investments of an underlying fund may not perform as expected, and the underlying fund's portfolio management practices may not achieve the desired result.

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund's use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund and reduce its returns.

Exchange-Traded Fund ("ETF") Risk. An ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF's fees and expenses as well as their share of the Fund's fees and expenses.

Equity Investments. The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.

Stock Market Risk. The stock market (including stocks that comprise the energy and water-related resource sectors, and stock markets outside the U.S.) may fall in value, causing prices of stocks held by the underlying funds to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Fixed-Income Investments. The Fund shares the principal risks of fixed-income securities held by the underlying funds, including the key risks below.

Bond Market Risk. The market prices of bonds held by the underlying funds may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Money Market Investments. The Fund shares the principal risks of money market securities held by the underlying funds, including the key risk below.

Money Market Risk. Yield will change in response to market interest rates; in general, as market rates go up, so will yield, and vice versa. Although the underlying fund tries to keep the value of its shares constant at $1.00 per share, changes in market rates could cause the value to decrease. Credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the underlying fund because it invests primarily in securities that are considered to be of high quality; the underlying fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of a broad-based securities market index, a composite index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for the Fund's other Class of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	16.87%
Worst Quarter (of periods shown)	12/31/08	-21.79%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns (as of 12/31/11) (with maximum sales charge deducted)
Average Annual Total Returns - Retail Calvert Aggressive Allocation Fund		1 year	5 years	Since Inception	Inception Date
Class A		(8.39%)	(3.10%)	0.39%	Jun 30, 2005
Class A Return after taxes on distributions		(8.51%)	(3.41%)	0.08%
Class A Return after taxes on distributions and sale of Fund shares		(5.31%)	(2.65%)	0.28%
Class C		(5.97%)	(3.46%)	(0.15%)	Jun 30, 2005
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)		1.03%	(0.01%)	3.20%
Aggressive Allocation Composite Index (reflects no deduction for fees, expenses or taxes)	[1]	(1.68%)	(0.41%)	3.31%
Lipper Multi-Cap Core Funds Avg. (reflects no deduction for taxes)		(2.68%)	(0.65%)	2.63%
[1]	The Fund also shows the Aggressive Allocation Composite Index (64% Russell 3000 Index; 26% Morgan Stanley Capital International Europe Australasia Far East Global Investable Market Index; 10% Barclays Capital U.S. Credit Index) because it is more consistent with the Fund's portfolio construction process and represents a more accurate reflection of the Fund's anticipated risk and return patterns.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALVERT SOCIAL INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
Retail | Calvert Aggressive Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	2.00%	[2]
Advisory fee	rr_ManagementFeesOverAssets	none
Administrative fee	cik0000356682_AdministrativeFee	0.15%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.46%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.67%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[3]
Net expenses	rr_NetExpensesOverAssets	1.24%
1 Year	rr_ExpenseExampleYear01	595
3 Years	rr_ExpenseExampleYear03	937
5 Years	rr_ExpenseExampleYear05	1,301
10 Years	rr_ExpenseExampleYear10	2,323
Annual Return 2006	rr_AnnualReturn2006	13.06%
Annual Return 2007	rr_AnnualReturn2007	5.22%
Annual Return 2008	rr_AnnualReturn2008	(37.32%)
Annual Return 2009	rr_AnnualReturn2009	26.18%
Annual Return 2010	rr_AnnualReturn2010	12.07%
Annual Return 2011	rr_AnnualReturn2011	(3.81%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.79%)
1 year	rr_AverageAnnualReturnYear01	(8.39%)
5 years	rr_AverageAnnualReturnYear05	(3.10%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Retail | Calvert Aggressive Allocation Fund | Class A | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(8.51%)
5 years	rr_AverageAnnualReturnYear05	(3.41%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.08%
Retail | Calvert Aggressive Allocation Fund | Class A | Return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(5.31%)
5 years	rr_AverageAnnualReturnYear05	(2.65%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.28%
Retail | Calvert Aggressive Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	2.00%	[2]
Advisory fee	rr_ManagementFeesOverAssets	none
Administrative fee	cik0000356682_AdministrativeFee	0.15%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.55%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.51%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[3]
Net expenses	rr_NetExpensesOverAssets
1 Year	rr_ExpenseExampleYear01	354
3 Years	rr_ExpenseExampleYear03	782
5 Years	rr_ExpenseExampleYear05	1,335
10 Years	rr_ExpenseExampleYear10	2,846
1 Year	rr_ExpenseExampleNoRedemptionYear01	254
3 Years	rr_ExpenseExampleNoRedemptionYear03	782
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,335
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,846
1 year	rr_AverageAnnualReturnYear01	(5.97%)
5 years	rr_AverageAnnualReturnYear05	(3.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.15%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Retail | Calvert Aggressive Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT AGGRESSIVE ALLOCATION FUND Class (Ticker): A (CAAAX) C(CAACX)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation. This objective may be changed by the Fund's Board of Trustees without shareholder approval.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 84 and "Reduced Sales Charges" on page 87 of this Prospectus, and under "Method of Distribution" on page 49 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). These transaction costs are also incurred by the underlying Calvert funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund's operating expenses remain the same;
• any Calvert expense limitation is in effect for the period indicated in the fee table above; and
• the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" that seeks to achieve its investment objective by investing in a portfolio of underlying Calvert fixed-income, equity and money market funds that meets the Fund's investment criteria, including financial, sustainability and social responsibility factors.

The Fund invests in underlying Calvert funds in accordance with a stable target asset allocation determined by the Advisor. The Fund's asset allocation strategy incorporates historical risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.

The Fund intends to invest in shares of underlying Calvert funds and typically invests in underlying Calvert funds as follows:

80% to 100% of Fund's net assets

In funds that invest primarily in equity securi- ties (Calvert Equity Portfolio, Calvert Social Index Fund, Calvert Enhanced Equity Portfolio, Calvert Capital Accumulation Fund, Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund, Calvert Global Water Fund and Calvert Small Cap Fund)

0% to 20% of Fund's net assets 0% to 5% of Fund's net assets	In Calvert Bond Portfolio (which invests pri- marily in fixed-income securities) In Calvert Money Market Portfolio (which invests primarily in money market instruments)

The Fund may also invest, to a limited extent, in (1) derivative instruments, including, but not limited to, index futures, options and swaps; and (2) exchange-traded funds. The Fund will use these instruments to facilitate the periodic rebalancing of the Fund's portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.

For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus, and see "Description of Underlying Funds" in this Prospectus, which describes the underlying fixed-income and money market funds (Calvert Bond Portfolio and Calvert Money Market Portfolio).

The Advisor may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.

The above asset allocation percentages are allocation targets. The Advisor has discretion to reallocate the Fund's assets among underlying Calvert funds. The Advisor monitors the Fund's allocation and may rebalance or reallocate the Fund's assets (1) based on its view of economic and market factors and events or (2) to adjust for shifts in the style biases of the underlying funds. The Advisor also evaluates any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.

Sustainable and Socially Responsible Investing. Each underlying fund (other than Calvert Global Alternative Energy Fund and Calvert Global Water Fund) seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert Global Alternative Energy Fund will invest in ways consistent with Calvert's philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. Calvert Global Water Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges.

Each underlying fund (other than Calvert Global Water Fund) has sustainable and socially responsible investment criteria that reflect specific types of companies in which the fund seeks to invest and seeks to avoid investing. Calvert Global Water Fund's sustainable and socially responsible investment criteria reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the fund, and specific types of companies in which the fund seeks to invest.

Investments for each underlying fund are first selected for financial soundness and then evaluated according to the fund's sustainable and socially responsible investment criteria. Investments for each underlying fund must be consistent with the fund's current investment criteria, including financial, sustainability and social responsibility factors, as well as threshold responsibility standards (for Calvert Global Water Fund only), the application of which is in the economic interest of the underlying fund and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Asset Allocation Risk. The Advisor's selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund's greater allocation to equity funds makes it more susceptible to risks associated with equity investments than fixed-income investments.

Management Risk. Individual investments of an underlying fund may not perform as expected, and the underlying fund's portfolio management practices may not achieve the desired result.

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund's use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund and reduce its returns.

Exchange-Traded Fund ("ETF") Risk. An ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF's fees and expenses as well as their share of the Fund's fees and expenses.

Equity Investments. The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.

Stock Market Risk. The stock market (including stocks that comprise the energy and water-related resource sectors, and stock markets outside the U.S.) may fall in value, causing prices of stocks held by the underlying funds to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Fixed-Income Investments. The Fund shares the principal risks of fixed-income securities held by the underlying funds, including the key risks below.

Bond Market Risk. The market prices of bonds held by the underlying funds may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Money Market Investments. The Fund shares the principal risks of money market securities held by the underlying funds, including the key risk below.

Money Market Risk. Yield will change in response to market interest rates; in general, as market rates go up, so will yield, and vice versa. Although the underlying fund tries to keep the value of its shares constant at $1.00 per share, changes in market rates could cause the value to decrease. Credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the underlying fund because it invests primarily in securities that are considered to be of high quality; the underlying fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of a broad-based securities market index, a composite index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for the Fund's other Class of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class A shares has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A at NAV
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	16.87%
Worst Quarter (of periods shown)	12/31/08	-21.79%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12/31/11) (with maximum sales charge deducted)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Retail | Calvert Aggressive Allocation Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.03%
5 years	rr_AverageAnnualReturnYear05	(0.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.20%
Retail | Calvert Aggressive Allocation Fund | Aggressive Allocation Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(1.68%)	[4]
5 years	rr_AverageAnnualReturnYear05	(0.41%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.31%	[4]
Retail | Calvert Aggressive Allocation Fund | Lipper Multi-Cap Core Funds Avg. (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(2.68%)
5 years	rr_AverageAnnualReturnYear05	(0.65%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.63%

[1]	The contingent deferred sales charge reduces over time.
[2]	(as a % of amount redeemed or exchanged within 30 days of purchase)
[3]	The investment advisor has agreed to contractually limit direct ordinary operating expenses through January 31, 2013. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Direct ordinary operating expenses will not exceed 0.43% for Class A and 2.00% for Class C. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.
[4]	The Fund also shows the Aggressive Allocation Composite Index (64% Russell 3000 Index; 26% Morgan Stanley Capital International Europe Australasia Far East Global Investable Market Index; 10% Barclays Capital U.S. Credit Index) because it is more consistent with the Fund's portfolio construction process and represents a more accurate reflection of the Fund's anticipated risk and return patterns.

Institutional | Calvert Balanced Portfolio
CALVERT BALANCED PORTFOLIO Class (Ticker): I (CBAIX)
INVESTMENT OBJECTIVE

The Fund seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -		Institutional Calvert Balanced Portfolio Class I
Redemption fee	[1]	2.00%
[1]	(as a % of amount redeemed or exchanged within 7 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses -		Institutional Calvert Balanced Portfolio Class I
Management fees		0.55%
Distribution and service (12b-1) fees		none
Other expenses		0.78%
Acquired fund fees and expenses		0.03%
Total annual fund operating expenses		1.36%
Less fee waiver and/or expense reimbursement	[1]	(0.61%)
Net expenses		0.75%
[1]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 0.72% through January 31, 2013. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $1,000,000 in the Fund for the time periods indicated;
• your investment has a 5% return each year;
• the Fund's operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Calvert Balanced Portfolio Class I	7,659	37,057	68,634	158,198

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 100% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund typically invests about 60% of its net assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies. Fixed-income investments are primarily a wide variety of investment grade debt securities, such as corporate debt securities, mortgage-backed securities (including commercial mortgage-backed securities and collateralized mortgage obligations ("CMOs")), and other asset-backed securities ("ABS"). The Fund invests in debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC").

The Fund may also invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically. In addition, the Fund may invest in repurchase agreements.

An investment grade debt security is rated BBB or higher by a nationally recognized statistical rating organization ("NRSRO"), or is an unrated bond determined by the Advisor to be of comparable quality. The Fund may also invest in unrated debt securities.

The Fund invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Advisor monitors the Fund's allocation and may rebalance or reallocate the Fund's assets based on its view of economic and market factors and events. The equity portion of the Fund is primarily a large cap core U.S. domestic portfolio, although the Fund may also invest in foreign stocks and mid-cap stocks. The equity portion of the Fund seeks companies that have the potential to outperform the market through exceptional growth and/or valuation improvement. The fixed-income portion of the Fund reflects an active trading strategy, seeking total return.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

The Fund may also use futures contracts as a substitute for direct investment in a particular asset class, in order to facilitate the periodic rebalancing of the Fund's portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.

The Subadvisors select the equity investments, while the Advisor manages the fixed-income assets and determines the overall asset class mix for the Fund depending upon its view of market conditions and economic outlook.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result. There is a risk that the Advisor may allocate assets to an asset class that underperforms other asset classes.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Securities Risk (Government-Sponsored Enterprises).

Debt and mortgage-backed securities issued by GSEs such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below-investment-grade leveraged loans are usually more credit sensitive.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. The Fund's purchase of unrated securities depends on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Active Trading Strategy Risk. The fixed-income portion of the Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Repurchase Agreement Risk. A repurchase agreement exposes the fixed income portion of the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of a broad-based securities market index, a composite index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

No shareholders held Class I shares for the period June 30, 2003 through December 27, 2004. Performance results for Class I shares for this period reflect the performance of Class A shares at net asset value. Actual Class I share performance would have been higher than Class A share performance because Class I, unlike Class A, has no Rule 12b-1 fees.

Calendar Year Total Returns

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	9/30/09	11.60%
Worst Quarter (of periods shown)	12/31/08	-18.11%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns (as of 12/31/11)
Average Annual Total Returns - Institutional Calvert Balanced Portfolio		1 year	5 years	10 years
Class I		3.80%	1.32%	3.24%
Class I Return after taxes on distributions		3.49%	0.71%	2.68%
Class I Return after taxes on distributions and sale of Fund shares		2.69%	0.94%	2.56%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)		1.50%	(0.02%)	3.34%
Balanced Composite Index (reflects no deduction for fees, expenses or taxes)	[1]	4.24%	2.71%	4.55%
Lipper Mixed-Asset Target Allocation Growth Funds Avg. (reflects no deduction for taxes)		(1.30%)	0.63%	3.80%
[1]	The Fund also shows the Balanced Composite Index (60% Russell 1000 Index; 40% Barclays Capital U.S. Credit Index) because it is more consistent with the Fund's portfolio construction process and represents a more accurate reflection of the Fund's anticipated risk and return patterns.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALVERT SOCIAL INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
Institutional | Calvert Balanced Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption fee	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.78%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.36%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[2]
Net expenses	rr_NetExpensesOverAssets	0.75%
1 Year	rr_ExpenseExampleYear01	7,659
3 Years	rr_ExpenseExampleYear03	37,057
5 Years	rr_ExpenseExampleYear05	68,634
10 Years	rr_ExpenseExampleYear10	158,198
Annual Return 2002	rr_AnnualReturn2002	(11.97%)
Annual Return 2003	rr_AnnualReturn2003	17.81%
Annual Return 2004	rr_AnnualReturn2004	7.29%
Annual Return 2005	rr_AnnualReturn2005	6.24%
Annual Return 2006	rr_AnnualReturn2006	8.97%
Annual Return 2007	rr_AnnualReturn2007	3.69%
Annual Return 2008	rr_AnnualReturn2008	(28.62%)
Annual Return 2009	rr_AnnualReturn2009	24.63%
Annual Return 2010	rr_AnnualReturn2010	11.50%
Annual Return 2011	rr_AnnualReturn2011	3.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.11%)
1 year	rr_AverageAnnualReturnYear01	3.80%
5 years	rr_AverageAnnualReturnYear05	1.32%
10 years	rr_AverageAnnualReturnYear10	3.24%
Institutional | Calvert Balanced Portfolio | Class I | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	3.49%
5 years	rr_AverageAnnualReturnYear05	0.71%
10 years	rr_AverageAnnualReturnYear10	2.68%
Institutional | Calvert Balanced Portfolio | Class I | Return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.69%
5 years	rr_AverageAnnualReturnYear05	0.94%
10 years	rr_AverageAnnualReturnYear10	2.56%
Institutional | Calvert Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT BALANCED PORTFOLIO Class (Ticker): I (CBAIX)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 100% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	100.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $1,000,000 in the Fund for the time periods indicated;
• your investment has a 5% return each year;
• the Fund's operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund typically invests about 60% of its net assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies. Fixed-income investments are primarily a wide variety of investment grade debt securities, such as corporate debt securities, mortgage-backed securities (including commercial mortgage-backed securities and collateralized mortgage obligations ("CMOs")), and other asset-backed securities ("ABS"). The Fund invests in debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC").

The Fund may also invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically. In addition, the Fund may invest in repurchase agreements.

An investment grade debt security is rated BBB or higher by a nationally recognized statistical rating organization ("NRSRO"), or is an unrated bond determined by the Advisor to be of comparable quality. The Fund may also invest in unrated debt securities.

The Fund invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Advisor monitors the Fund's allocation and may rebalance or reallocate the Fund's assets based on its view of economic and market factors and events. The equity portion of the Fund is primarily a large cap core U.S. domestic portfolio, although the Fund may also invest in foreign stocks and mid-cap stocks. The equity portion of the Fund seeks companies that have the potential to outperform the market through exceptional growth and/or valuation improvement. The fixed-income portion of the Fund reflects an active trading strategy, seeking total return.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

The Fund may also use futures contracts as a substitute for direct investment in a particular asset class, in order to facilitate the periodic rebalancing of the Fund's portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.

The Subadvisors select the equity investments, while the Advisor manages the fixed-income assets and determines the overall asset class mix for the Fund depending upon its view of market conditions and economic outlook.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result. There is a risk that the Advisor may allocate assets to an asset class that underperforms other asset classes.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Securities Risk (Government-Sponsored Enterprises).

Debt and mortgage-backed securities issued by GSEs such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below-investment-grade leveraged loans are usually more credit sensitive.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. The Fund's purchase of unrated securities depends on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Active Trading Strategy Risk. The fixed-income portion of the Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Repurchase Agreement Risk. A repurchase agreement exposes the fixed income portion of the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of a broad-based securities market index, a composite index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

No shareholders held Class I shares for the period June 30, 2003 through December 27, 2004. Performance results for Class I shares for this period reflect the performance of Class A shares at net asset value. Actual Class I share performance would have been higher than Class A share performance because Class I, unlike Class A, has no Rule 12b-1 fees.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class I shares has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	9/30/09	11.60%
Worst Quarter (of periods shown)	12/31/08	-18.11%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Institutional | Calvert Balanced Portfolio | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.50%
5 years	rr_AverageAnnualReturnYear05	(0.02%)
10 years	rr_AverageAnnualReturnYear10	3.34%
Institutional | Calvert Balanced Portfolio | Balanced Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.24%	[3]
5 years	rr_AverageAnnualReturnYear05	2.71%	[3]
10 years	rr_AverageAnnualReturnYear10	4.55%	[3]
Institutional | Calvert Balanced Portfolio | Lipper Mixed-Asset Target Allocation Growth Funds Avg. (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(1.30%)
5 years	rr_AverageAnnualReturnYear05	0.63%
10 years	rr_AverageAnnualReturnYear10	3.80%

[1]	(as a % of amount redeemed or exchanged within 7 days of purchase)
[2]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 0.72% through January 31, 2013. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.
[3]	The Fund also shows the Balanced Composite Index (60% Russell 1000 Index; 40% Barclays Capital U.S. Credit Index) because it is more consistent with the Fund's portfolio construction process and represents a more accurate reflection of the Fund's anticipated risk and return patterns.

Institutional | Calvert Equity Portfolio
CALVERT EQUITY PORTFOLIO Class (Ticker): I (CEYIX)
INVESTMENT OBJECTIVE

The Fund seeks growth of capital through investment in stocks of issuers in industries believed to offer opportunities for potential capital appreciation and which meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -		Institutional Calvert Equity Portfolio Class I
Redemption fee	[1]	2.00%
[1]	(as a % of amount redeemed or exchanged within 7 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses -	Institutional Calvert Equity Portfolio Class I
Management fees	0.60%
Distribution and service (12b-1) fees	none
Other expenses	0.07%
Acquired fund fees and expenses	0.02%
Total annual fund operating expenses	0.69%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $1,000,000 in the Fund for the time periods indicated;
• your investment has a 5% return each year; and
• the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Calvert Equity Portfolio Class I	7,049	22,071	38,415	85,854

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities (common stock). The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund invests primarily in common stocks of U.S. large-cap companies. The Fund defines large-cap companies as those whose market capitalization falls within the range of the Standard & Poor's ("S&P") 500 Index ($1.6 billion to $406 billion as of December 31, 2011). The Fund normally seeks to have a weighted average market capitalization of at least $20 billion.

The Fund may also invest in mid-cap stocks and may invest up to 25% of its net assets in foreign stocks.

The Subadvisor looks for established companies with a history of steady earnings growth. The Subadvisor selects companies based on its opinion that the company has the ability to sustain growth through high profitability and that the stock is favorably priced with respect to those growth expectations.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Calendar Year Total Returns

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	18.18%
Worst Quarter (of periods shown)	12/31/08	-24.28%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns (as of 12/31/11)
Average Annual Total Returns - Institutional Calvert Equity Portfolio	1 year	5 years	10 years
Class I	(1.70%)	2.18%	3.84%
Class I Return after taxes on distributions	(2.36%)	1.63%	3.48%
Class I Return after taxes on distributions and sale of Fund shares	(0.24%)	1.79%	3.29%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%
Lipper Large-Cap Growth Funds Avg. (reflects no deduction for taxes)	(1.91%)	0.96%	1.94%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALVERT SOCIAL INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
Institutional | Calvert Equity Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption fee	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.69%
1 Year	rr_ExpenseExampleYear01	7,049
3 Years	rr_ExpenseExampleYear03	22,071
5 Years	rr_ExpenseExampleYear05	38,415
10 Years	rr_ExpenseExampleYear10	85,854
Annual Return 2002	rr_AnnualReturn2002	(14.52%)
Annual Return 2003	rr_AnnualReturn2003	23.00%
Annual Return 2004	rr_AnnualReturn2004	7.33%
Annual Return 2005	rr_AnnualReturn2005	4.74%
Annual Return 2006	rr_AnnualReturn2006	10.77%
Annual Return 2007	rr_AnnualReturn2007	10.53%
Annual Return 2008	rr_AnnualReturn2008	(35.19%)
Annual Return 2009	rr_AnnualReturn2009	34.21%
Annual Return 2010	rr_AnnualReturn2010	17.86%
Annual Return 2011	rr_AnnualReturn2011	(1.70%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.28%)
1 year	rr_AverageAnnualReturnYear01	(1.70%)
5 years	rr_AverageAnnualReturnYear05	2.18%
10 years	rr_AverageAnnualReturnYear10	3.84%
Institutional | Calvert Equity Portfolio | Class I | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(2.36%)
5 years	rr_AverageAnnualReturnYear05	1.63%
10 years	rr_AverageAnnualReturnYear10	3.48%
Institutional | Calvert Equity Portfolio | Class I | Return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(0.24%)
5 years	rr_AverageAnnualReturnYear05	1.79%
10 years	rr_AverageAnnualReturnYear10	3.29%
Institutional | Calvert Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT EQUITY PORTFOLIO Class (Ticker): I (CEYIX)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks growth of capital through investment in stocks of issuers in industries believed to offer opportunities for potential capital appreciation and which meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $1,000,000 in the Fund for the time periods indicated;
• your investment has a 5% return each year; and
• the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities (common stock). The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund invests primarily in common stocks of U.S. large-cap companies. The Fund defines large-cap companies as those whose market capitalization falls within the range of the Standard & Poor's ("S&P") 500 Index ($1.6 billion to $406 billion as of December 31, 2011). The Fund normally seeks to have a weighted average market capitalization of at least $20 billion.

The Fund may also invest in mid-cap stocks and may invest up to 25% of its net assets in foreign stocks.

The Subadvisor looks for established companies with a history of steady earnings growth. The Subadvisor selects companies based on its opinion that the company has the ability to sustain growth through high profitability and that the stock is favorably priced with respect to those growth expectations.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class I shares has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	18.18%
Worst Quarter (of periods shown)	12/31/08	-24.28%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Institutional | Calvert Equity Portfolio | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.11%
5 years	rr_AverageAnnualReturnYear05	(0.25%)
10 years	rr_AverageAnnualReturnYear10	2.92%
Institutional | Calvert Equity Portfolio | Lipper Large-Cap Growth Funds Avg. (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(1.91%)
5 years	rr_AverageAnnualReturnYear05	0.96%
10 years	rr_AverageAnnualReturnYear10	1.94%

[1]	(as a % of amount redeemed or exchanged within 7 days of purchase)

Institutional | Calvert Enhanced Equity Portfolio
CALVERT ENHANCED EQUITY PORTFOLIO Class (Ticker): I (CMIIX)
INVESTMENT OBJECTIVE

The Fund seeks a total return after expenses which exceeds over time the total return of the Russell 1000 Index. It seeks to obtain this objective while maintaining risk characteristics similar to those of the Russell 1000 Index and through investments in stocks that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -		Institutional Calvert Enhanced Equity Portfolio Class I
Redemption fee	[1]	2.00%
[1]	(as a % of amount redeemed or exchanged within 7 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses -		Institutional Calvert Enhanced Equity Portfolio Class I
Management fees		0.70%
Distribution and service (12b-1) fees		none
Other expenses		0.19%
Total annual fund operating expenses		0.89%
Less fee waiver and/or expense reimbursement	[1]	(0.10%)
Net expenses		0.79%
[1]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 0.81% through January 31, 2013. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $1,000,000 in the Fund for the time periods indicated;
• your investment has a 5% return each year;
• the Fund's operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Calvert Enhanced Equity Portfolio Class I	8,066	27,386	48,326	108,688

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 111% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

Investing primarily in common stock of U.S. companies that meet its sustainable and socially responsible investment criteria, the Fund creates a portfolio whose characteristics closely resemble those of the Russell 1000 Index, while emphasizing the stocks which the Fund believes offer the greatest potential for return. The Fund will normally invest at least 80% of its net assets, including borrowings for investment purposes, in equity securities (common stock). The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy.

Instead of passively holding a representative basket of securities designed to match the Russell 1000 Index, the Advisor actively uses proprietary quantitative analytical models, as well as qualitative bottom-up research, to attempt to enhance the Fund's performance relative to the Index. At least 65% of the Fund's total assets will be invested in stocks that are in the Russell 1000 Index, which measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The Index is adjusted, or reconstituted, annually. As of December 31, 2011, the capitalization range of the Index was $117 million to $406 billion. The Fund normally seeks to have a weighted average market capitalization of at least $20 billion.

The Fund may also purchase foreign stocks not exceeding 25% of the Fund's net assets, as well as smaller capitalization companies. Any investments not in the Index will meet the Fund's sustainable and socially responsible investment criteria and will be selected to track the Index's risk/return characteristics. The Advisor rebalances the Fund at least quarterly to maintain its risk exposure relative to the Index.

In implementing the investment strategy, the Advisor identifies stocks in the Russell 1000 Index which meet the Fund's sustainable and socially responsible investment criteria. From this list of stocks, the Advisor chooses a portfolio of stocks that closely mirror the Index in terms of various factors such as industry weightings, capitalization, and yield. Even though stocks and certain industries may be eliminated from the Fund by applying the sustainable and socially responsible investment criteria, the Advisor will seek to select substitutes that will attempt to mimic the return characteristics of the missing industries and stocks.

The Advisor also employs proprietary quantitative multifactor models as well as proprietary fundamental research to identify stocks that it believes have the greatest potential for superior performance. Each security identified for potential investment is ranked according to three separate measures: growth, value, and market sentiment. These three measures are combined to create a single composite score for each stock. This score is then complemented with proprietary fundamental equity research, with sustainable and socially responsible investment criteria inputs, from the Advisor's research analysts to arrive at a final assessment of each stock's attractiveness. The Fund is constructed from highly-ranked securities that meet its sustainable and socially responsible investment criteria, weighted through a mathematical process that seeks to reduce active risk versus the Russell 1000 Index. The Advisor may sell a security when it no longer appears attractive under this process.

Tracking the Russell 1000 Index. The Advisor will generally target a tracking error range of 3% to 4% relative to the return of the Russell 1000 Index. The Fund's ability to track the Index will be monitored by analyzing returns to ensure that the returns are reasonably consistent with Index returns. Any deviations of realized returns from the Index which are in excess of those expected will be analyzed for sources of variance.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund or the enhanced equity modeling portfolio may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market or the Russell 1000 Index may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions, and on investors' perception of a company's well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small-Cap and Mid-Cap Company Risk. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

No shareholders held Class I shares for the period January 18, 2002 through April 29, 2005. Performance results for Class I shares for this period reflect the performance of Class A shares at net asset value. Actual Class I share performance would have been higher than Class A share performance because Class I, unlike Class A, has no Rule 12b-1 fees.

Calendar Year Total Returns

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	9/30/09	17.40%
Worst Quarter (of periods shown)	12/31/08	-23.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns (as of 12/31/11)
Average Annual Total Returns - Institutional Calvert Enhanced Equity Portfolio	1 year	5 years	10 years
Class I	2.76%	(1.42%)	2.12%
Class I Return after taxes on distributions	2.55%	(1.76%)	1.82%
Class I Return after taxes on distributions and sale of Fund shares	2.06%	(1.22%)	1.84%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	1.50%	(0.02%)	3.34%
Lipper Large-Cap Core Funds Avg. (reflects no deduction for taxes)	(0.67%)	(0.87%)	2.41%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALVERT SOCIAL INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
Institutional | Calvert Enhanced Equity Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption fee	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.89%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Net expenses	rr_NetExpensesOverAssets	0.79%
1 Year	rr_ExpenseExampleYear01	8,066
3 Years	rr_ExpenseExampleYear03	27,386
5 Years	rr_ExpenseExampleYear05	48,326
10 Years	rr_ExpenseExampleYear10	108,688
Annual Return 2002	rr_AnnualReturn2002	(17.55%)
Annual Return 2003	rr_AnnualReturn2003	23.82%
Annual Return 2004	rr_AnnualReturn2004	9.47%
Annual Return 2005	rr_AnnualReturn2005	10.24%
Annual Return 2006	rr_AnnualReturn2006	13.04%
Annual Return 2007	rr_AnnualReturn2007	(1.14%)
Annual Return 2008	rr_AnnualReturn2008	(38.18%)
Annual Return 2009	rr_AnnualReturn2009	30.44%
Annual Return 2010	rr_AnnualReturn2010	13.63%
Annual Return 2011	rr_AnnualReturn2011	2.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.72%)
1 year	rr_AverageAnnualReturnYear01	2.76%
5 years	rr_AverageAnnualReturnYear05	(1.42%)
10 years	rr_AverageAnnualReturnYear10	2.12%
Institutional | Calvert Enhanced Equity Portfolio | Class I | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.55%
5 years	rr_AverageAnnualReturnYear05	(1.76%)
10 years	rr_AverageAnnualReturnYear10	1.82%
Institutional | Calvert Enhanced Equity Portfolio | Class I | Return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.06%
5 years	rr_AverageAnnualReturnYear05	(1.22%)
10 years	rr_AverageAnnualReturnYear10	1.84%
Institutional | Calvert Enhanced Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT ENHANCED EQUITY PORTFOLIO Class (Ticker): I (CMIIX)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks a total return after expenses which exceeds over time the total return of the Russell 1000 Index. It seeks to obtain this objective while maintaining risk characteristics similar to those of the Russell 1000 Index and through investments in stocks that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 111% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	111.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $1,000,000 in the Fund for the time periods indicated;
• your investment has a 5% return each year;
• the Fund's operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Investing primarily in common stock of U.S. companies that meet its sustainable and socially responsible investment criteria, the Fund creates a portfolio whose characteristics closely resemble those of the Russell 1000 Index, while emphasizing the stocks which the Fund believes offer the greatest potential for return. The Fund will normally invest at least 80% of its net assets, including borrowings for investment purposes, in equity securities (common stock). The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy.

Instead of passively holding a representative basket of securities designed to match the Russell 1000 Index, the Advisor actively uses proprietary quantitative analytical models, as well as qualitative bottom-up research, to attempt to enhance the Fund's performance relative to the Index. At least 65% of the Fund's total assets will be invested in stocks that are in the Russell 1000 Index, which measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The Index is adjusted, or reconstituted, annually. As of December 31, 2011, the capitalization range of the Index was $117 million to $406 billion. The Fund normally seeks to have a weighted average market capitalization of at least $20 billion.

The Fund may also purchase foreign stocks not exceeding 25% of the Fund's net assets, as well as smaller capitalization companies. Any investments not in the Index will meet the Fund's sustainable and socially responsible investment criteria and will be selected to track the Index's risk/return characteristics. The Advisor rebalances the Fund at least quarterly to maintain its risk exposure relative to the Index.

In implementing the investment strategy, the Advisor identifies stocks in the Russell 1000 Index which meet the Fund's sustainable and socially responsible investment criteria. From this list of stocks, the Advisor chooses a portfolio of stocks that closely mirror the Index in terms of various factors such as industry weightings, capitalization, and yield. Even though stocks and certain industries may be eliminated from the Fund by applying the sustainable and socially responsible investment criteria, the Advisor will seek to select substitutes that will attempt to mimic the return characteristics of the missing industries and stocks.

The Advisor also employs proprietary quantitative multifactor models as well as proprietary fundamental research to identify stocks that it believes have the greatest potential for superior performance. Each security identified for potential investment is ranked according to three separate measures: growth, value, and market sentiment. These three measures are combined to create a single composite score for each stock. This score is then complemented with proprietary fundamental equity research, with sustainable and socially responsible investment criteria inputs, from the Advisor's research analysts to arrive at a final assessment of each stock's attractiveness. The Fund is constructed from highly-ranked securities that meet its sustainable and socially responsible investment criteria, weighted through a mathematical process that seeks to reduce active risk versus the Russell 1000 Index. The Advisor may sell a security when it no longer appears attractive under this process.

Tracking the Russell 1000 Index. The Advisor will generally target a tracking error range of 3% to 4% relative to the return of the Russell 1000 Index. The Fund's ability to track the Index will be monitored by analyzing returns to ensure that the returns are reasonably consistent with Index returns. Any deviations of realized returns from the Index which are in excess of those expected will be analyzed for sources of variance.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund or the enhanced equity modeling portfolio may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market or the Russell 1000 Index may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions, and on investors' perception of a company's well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small-Cap and Mid-Cap Company Risk. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

No shareholders held Class I shares for the period January 18, 2002 through April 29, 2005. Performance results for Class I shares for this period reflect the performance of Class A shares at net asset value. Actual Class I share performance would have been higher than Class A share performance because Class I, unlike Class A, has no Rule 12b-1 fees.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class I shares has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	9/30/09	17.40%
Worst Quarter (of periods shown)	12/31/08	-23.72%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Institutional | Calvert Enhanced Equity Portfolio | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.50%
5 years	rr_AverageAnnualReturnYear05	(0.02%)
10 years	rr_AverageAnnualReturnYear10	3.34%
Institutional | Calvert Enhanced Equity Portfolio | Lipper Large-Cap Core Funds Avg. (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(0.67%)
5 years	rr_AverageAnnualReturnYear05	(0.87%)
10 years	rr_AverageAnnualReturnYear10	2.41%

[1]	(as a % of amount redeemed or exchanged within 7 days of purchase)
[2]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 0.81% through January 31, 2013. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Institutional | Calvert Moderate Allocation Fund
CALVERT MODERATE ALLOCATION FUND Class (Ticker): I (CLAIX)
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation and growth of income, with current income a secondary objective, consistent with the preservation of capital. This objective may be changed by the Fund's Board of Trustees without shareholder approval.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -		Institutional Calvert Moderate Allocation Fund Class I
Redemption fee	[1]	2.00%
[1]	(as a % of amount redeemed or exchanged within 7 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses -		Institutional Calvert Moderate Allocation Fund Class I
Advisory fee		none
Administrative fee		0.15%
Distribution and service (12b-1) fees		none
Other expenses		0.70%
Acquired fund fees and expenses		0.72%
Total annual fund operating expenses		1.57%
Less fee waiver and/or expense reimbursement	[1]	(0.62%)
Net expenses		0.95%
[1]	The investment advisor has agreed to contractually limit direct ordinary operating expenses through January 31, 2013. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Direct ordinary operating expenses during this period will not exceed 0.23%, and for the period ending January 31, 2021, Calvert has further agreed to contractually limit direct ordinary operating expenses to 1.00%. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $1,000,000 in the Fund for the time periods indicated;
• your investment has a 5% return each year;
• the Fund's operating expenses remain the same;
• any Calvert expense limitation is in effect for the period indicated in the fee table above; and
• the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Calvert Moderate Allocation Fund Class I	9,692	46,669	86,112	196,610

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). These transaction costs are also incurred by the underlying Calvert funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund is a "fund of funds" that seeks to achieve its investment objective by investing in a portfolio of underlying Calvert fixed-income, equity and money market funds that meets the Fund's investment criteria, including financial, sustainability and social responsibility factors.

The Fund invests in underlying Calvert funds in accordance with a stable target asset allocation determined by the Advisor. The Fund's asset allocation strategy incorporates historical risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.

The Fund intends to invest in shares of underlying Calvert funds and typically invests in underlying Calvert funds as follows:

50% to 80% of	In funds that invest primarily in equity securities
Fund's net assets	(Calvert Equity Portfolio, Calvert Social Index
Fund, Calvert Enhanced Equity Portfolio,
Calvert Capital Accumulation Fund, Calvert
International Equity Fund, Calvert International
Opportunities Fund, Calvert Global Alternative
Energy Fund, Calvert Global Water Fund, and Calvert Small Cap Fund)

20% to 50% of	In Calvert Bond Portfolio (which invests
Fund's net assets	primarily in fixed-income securities)
0% to 10% of Fund's	In Calvert Money Market Portfolio (which
net assets	invests primarily in money market instruments)

The Fund may also invest, to a limited extent, in (1) derivative instruments, including, but not limited to, index futures, options and swaps; and (2) exchange-traded funds. The Fund will use these instruments to facilitate the periodic rebalancing of the Fund's portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.

For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus, and see "Description of Underlying Funds" in this Prospectus, which describes the underlying Calvert Global Water Fund and the underlying fixed-income and money market funds (Calvert Bond Portfolio and Calvert Money Market Portfolio).

The Advisor may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.

The above asset allocation percentages are allocation targets. The Advisor has discretion to reallocate the Fund's assets among underlying Calvert funds. The Advisor monitors the Fund's allocation and may rebalance or reallocate the Fund's assets (1) based on its view of economic and market factors and events or (2) to adjust for shifts in the style biases of the underlying funds. The Advisor also evaluates any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.

Sustainable and Socially Responsible Investing. Each underlying fund (other than Calvert Global Alternative Energy Fund and Calvert Global Water Fund) seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert Global Alternative Energy Fund will invest in ways consistent with Calvert's philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. Calvert Global Water Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges.

Each underlying fund (other than Calvert Global Water Fund) has sustainable and socially responsible investment criteria that reflect specific types of companies in which the fund seeks to invest and seeks to avoid investing. Calvert Global Water Fund's sustainable and socially responsible investment criteria reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the fund, and specific types of companies in which the fund seeks to invest.

Investments for each underlying fund are first selected for financial soundness and then evaluated according to the fund's sustainable and socially responsible investment criteria. Investments for each underlying fund must be consistent with the fund's current investment criteria, including financial, sustainability and social responsibility factors, as well as threshold responsibility standards (for Calvert Global Water Fund only), the application of which is in the economic interest of the underlying fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Asset Allocation Risk. The Advisor's selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund's greater allocation to equity funds makes it more susceptible to risks associated with equity investments than fixed-income investments.

Management Risk. Individual investments of an underlying fund may not perform as expected, and the underlying fund's portfolio management practices may not achieve the desired result.

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund's use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund and reduce its returns.

Exchange-Traded Fund ("ETF") Risk. An ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF's fees and expenses as well as their share of the Fund's fees and expenses.

Equity Investments. The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.

Stock Market Risk. The stock market (including stocks that comprise the energy and water-related resource sectors, and stock markets outside the U.S.) may fall in value, causing prices of stocks held by the underlying funds to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Fixed-Income Investments. The Fund shares the principal risks of fixed-income securities held by the underlying funds, including the key risks below.

Bond Market Risk. The market prices of bonds held by the underlying funds may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Money Market Investments. The Fund shares the principal risks of money market securities held by the underlying funds, including the key risk below.

Money Market Risk. Yield will change in response to market interest rates; in general, as market rates go up, so will yield, and vice versa. Although the underlying fund tries to keep the value of its shares constant at $1.00 per share, changes in market rates could cause the value to decrease. Credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the underlying fund because it invests primarily in securities that are considered to be of high quality; the underlying fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of a broad-based securities market index, a composite index and an average.

Performance results for Class I shares prior to January 31, 2008, the inception date for Class I shares, reflect the performance of Class A shares at net asset value (NAV). Actual Class I share performance would have been higher than Class A share performance because Class I, unlike Class A, has no Rule 12b-1 fees.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Calendar Year Total Returns

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	13.35%
Worst Quarter (of periods shown)	9/30/11	-10.01%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns (as of 12/31/11)
Average Annual Total Returns - Institutional Calvert Moderate Allocation Fund		1 year	5 years	Since Inception	Inception Date
Class I		0.26%	0.47%	2.96%	Apr 29, 2005
Class I Return after taxes on distributions		(0.35%)	(0.20%)	2.33%
Class I Return after taxes on distributions and sale of Fund shares		0.35%	0.13%	2.28%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)		1.03%	(0.01%)	3.80%
Moderate Allocation Composite Index (reflects no deduction for fees, expenses or taxes)	[1]	0.80%	1.36%	4.19%
Lipper Mixed-Asset Target Allocation Growth Funds Avg. (reflects no deduction for taxes)		(1.30%)	0.63%	3.61%
[1]	The Fund also shows the Moderate Allocation Composite Index (47% Russell 3000 Index; 18% Morgan Stanley Capital International Europe Australasia Far East Global Investable Market Index; 30% Barclays Capital U.S. Credit Index; 5% Barclays Capital 3 month T-Bill Bellwether Index) because it is more consistent with the Fund's portfolio construction process and represents a more accurate reflection of the Fund's anticipated risk and return patterns.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALVERT SOCIAL INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
Institutional | Calvert Moderate Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption fee	rr_RedemptionFeeOverRedemption	2.00%	[1]
Advisory fee	rr_ManagementFeesOverAssets	none
Administrative fee	cik0000356682_AdministrativeFee	0.15%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.70%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.57%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)	[2]
Net expenses	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	9,692
3 Years	rr_ExpenseExampleYear03	46,669
5 Years	rr_ExpenseExampleYear05	86,112
10 Years	rr_ExpenseExampleYear10	196,610
Annual Return 2006	rr_AnnualReturn2006	10.21%
Annual Return 2007	rr_AnnualReturn2007	5.50%
Annual Return 2008	rr_AnnualReturn2008	(28.72%)
Annual Return 2009	rr_AnnualReturn2009	22.60%
Annual Return 2010	rr_AnnualReturn2010	10.75%
Annual Return 2011	rr_AnnualReturn2011	0.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.01%)
1 year	rr_AverageAnnualReturnYear01	0.26%
5 years	rr_AverageAnnualReturnYear05	0.47%
Since Inception	rr_AverageAnnualReturnSinceInception	2.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Institutional | Calvert Moderate Allocation Fund | Class I | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(0.35%)
5 years	rr_AverageAnnualReturnYear05	(0.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.33%
Institutional | Calvert Moderate Allocation Fund | Class I | Return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.35%
5 years	rr_AverageAnnualReturnYear05	0.13%
Since Inception	rr_AverageAnnualReturnSinceInception	2.28%
Institutional | Calvert Moderate Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT MODERATE ALLOCATION FUND Class (Ticker): I (CLAIX)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation and growth of income,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with current income a secondary objective, consistent with the preservation of capital. This objective may be changed by the Fund's Board of Trustees without shareholder approval.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). These transaction costs are also incurred by the underlying Calvert funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $1,000,000 in the Fund for the time periods indicated;
• your investment has a 5% return each year;
• the Fund's operating expenses remain the same;
• any Calvert expense limitation is in effect for the period indicated in the fee table above; and
• the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" that seeks to achieve its investment objective by investing in a portfolio of underlying Calvert fixed-income, equity and money market funds that meets the Fund's investment criteria, including financial, sustainability and social responsibility factors.

The Fund invests in underlying Calvert funds in accordance with a stable target asset allocation determined by the Advisor. The Fund's asset allocation strategy incorporates historical risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.

The Fund intends to invest in shares of underlying Calvert funds and typically invests in underlying Calvert funds as follows:

50% to 80% of	In funds that invest primarily in equity securities
Fund's net assets	(Calvert Equity Portfolio, Calvert Social Index
Fund, Calvert Enhanced Equity Portfolio,
Calvert Capital Accumulation Fund, Calvert
International Equity Fund, Calvert International
Opportunities Fund, Calvert Global Alternative
Energy Fund, Calvert Global Water Fund, and Calvert Small Cap Fund)

20% to 50% of	In Calvert Bond Portfolio (which invests
Fund's net assets	primarily in fixed-income securities)
0% to 10% of Fund's	In Calvert Money Market Portfolio (which
net assets	invests primarily in money market instruments)

The Fund may also invest, to a limited extent, in (1) derivative instruments, including, but not limited to, index futures, options and swaps; and (2) exchange-traded funds. The Fund will use these instruments to facilitate the periodic rebalancing of the Fund's portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.

For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus, and see "Description of Underlying Funds" in this Prospectus, which describes the underlying Calvert Global Water Fund and the underlying fixed-income and money market funds (Calvert Bond Portfolio and Calvert Money Market Portfolio).

The Advisor may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.

The above asset allocation percentages are allocation targets. The Advisor has discretion to reallocate the Fund's assets among underlying Calvert funds. The Advisor monitors the Fund's allocation and may rebalance or reallocate the Fund's assets (1) based on its view of economic and market factors and events or (2) to adjust for shifts in the style biases of the underlying funds. The Advisor also evaluates any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.

Sustainable and Socially Responsible Investing. Each underlying fund (other than Calvert Global Alternative Energy Fund and Calvert Global Water Fund) seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert Global Alternative Energy Fund will invest in ways consistent with Calvert's philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. Calvert Global Water Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges.

Each underlying fund (other than Calvert Global Water Fund) has sustainable and socially responsible investment criteria that reflect specific types of companies in which the fund seeks to invest and seeks to avoid investing. Calvert Global Water Fund's sustainable and socially responsible investment criteria reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the fund, and specific types of companies in which the fund seeks to invest.

Investments for each underlying fund are first selected for financial soundness and then evaluated according to the fund's sustainable and socially responsible investment criteria. Investments for each underlying fund must be consistent with the fund's current investment criteria, including financial, sustainability and social responsibility factors, as well as threshold responsibility standards (for Calvert Global Water Fund only), the application of which is in the economic interest of the underlying fund and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Asset Allocation Risk. The Advisor's selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund's greater allocation to equity funds makes it more susceptible to risks associated with equity investments than fixed-income investments.

Management Risk. Individual investments of an underlying fund may not perform as expected, and the underlying fund's portfolio management practices may not achieve the desired result.

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund's use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund and reduce its returns.

Exchange-Traded Fund ("ETF") Risk. An ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF's fees and expenses as well as their share of the Fund's fees and expenses.

Equity Investments. The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.

Stock Market Risk. The stock market (including stocks that comprise the energy and water-related resource sectors, and stock markets outside the U.S.) may fall in value, causing prices of stocks held by the underlying funds to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Fixed-Income Investments. The Fund shares the principal risks of fixed-income securities held by the underlying funds, including the key risks below.

Bond Market Risk. The market prices of bonds held by the underlying funds may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Money Market Investments. The Fund shares the principal risks of money market securities held by the underlying funds, including the key risk below.

Money Market Risk. Yield will change in response to market interest rates; in general, as market rates go up, so will yield, and vice versa. Although the underlying fund tries to keep the value of its shares constant at $1.00 per share, changes in market rates could cause the value to decrease. Credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the underlying fund because it invests primarily in securities that are considered to be of high quality; the underlying fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of a broad-based securities market index, a composite index and an average.

Performance results for Class I shares prior to January 31, 2008, the inception date for Class I shares, reflect the performance of Class A shares at net asset value (NAV). Actual Class I share performance would have been higher than Class A share performance because Class I, unlike Class A, has no Rule 12b-1 fees.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class I shares has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	13.35%
Worst Quarter (of periods shown)	9/30/11	-10.01%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Institutional | Calvert Moderate Allocation Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.03%
5 years	rr_AverageAnnualReturnYear05	(0.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.80%
Institutional | Calvert Moderate Allocation Fund | Moderate Allocation Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.80%	[3]
5 years	rr_AverageAnnualReturnYear05	1.36%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.19%	[3]
Institutional | Calvert Moderate Allocation Fund | Lipper Mixed-Asset Target Allocation Growth Funds Avg. (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(1.30%)
5 years	rr_AverageAnnualReturnYear05	0.63%
Since Inception	rr_AverageAnnualReturnSinceInception	3.61%

[1]	(as a % of amount redeemed or exchanged within 7 days of purchase)
[2]	The investment advisor has agreed to contractually limit direct ordinary operating expenses through January 31, 2013. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Direct ordinary operating expenses during this period will not exceed 0.23%, and for the period ending January 31, 2021, Calvert has further agreed to contractually limit direct ordinary operating expenses to 1.00%. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.
[3]	The Fund also shows the Moderate Allocation Composite Index (47% Russell 3000 Index; 18% Morgan Stanley Capital International Europe Australasia Far East Global Investable Market Index; 30% Barclays Capital U.S. Credit Index; 5% Barclays Capital 3 month T-Bill Bellwether Index) because it is more consistent with the Fund's portfolio construction process and represents a more accurate reflection of the Fund's anticipated risk and return patterns.

Institutional | Calvert Aggressive Allocation Fund
CALVERT AGGRESSIVE ALLOCATION FUND Class (Ticker): I (CAGIX)
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation. This objective may be changed by the Fund's Board of Trustees without shareholder approval.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -		Institutional Calvert Aggressive Allocation Fund Class I
Redemption fee	[1]	2.00%
[1]	(as a % of amount redeemed or exchanged within 7 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses -		Institutional Calvert Aggressive Allocation Fund Class I
Advisory fee		none
Administrative fee		0.15%
Distribution and service (12b-1) fees		none
Other expenses		1182.47%
Acquired fund fees and expenses		0.81%
Total annual fund operating expenses		1183.43%
Less fee waiver and/or expense reimbursement	[1]	(1182.39%)
Net expenses		1.04%
[1]	The investment advisor has agreed to contractually limit direct ordinary operating expenses through January 31, 2013. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Direct ordinary operating expenses during this period will not exceed 0.23%, and for the period ending January 31, 2021, Calvert has further agreed to contractually limit direct ordinary operating expenses to 1.00%. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $1,000,000 in the Fund for the time periods indicated;
• your investment has a 5% return each year;
• the Fund's operating expenses remain the same;
• any Calvert expense limitation is in effect for the period indicated in the fee table above; and
• the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Calvert Aggressive Allocation Fund Class I	10,606	49,450	90,811	206,327

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). These transaction costs are also incurred by the underlying Calvert funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund is a "fund of funds" that seeks to achieve its investment objective by investing in a portfolio of underlying Calvert fixed-income, equity and money market funds that meets the Fund's investment criteria, including financial, sustainability and social responsibility factors.

The Fund invests in underlying Calvert funds in accordance with a stable target asset allocation determined by the Advisor. The Fund's asset allocation strategy incorporates historical risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.

The Fund intends to invest in shares of underlying Calvert funds and typically invests in underlying Calvert funds as follows:

80% to 100% of	In funds that invest primarily in equity securities
Fund's net assets	(Calvert Equity Portfolio, Calvert Social
Index Fund, Calvert Enhanced Equity
Portfolio, Calvert Capital Accumulation Fund,
Calvert International Equity Fund, Calvert
International Opportunities Fund, Calvert
Global Alternative Energy Fund, Calvert Global
Water Fund, and Calvert Small Cap Fund)
0% to 20% of Fund's	In Calvert Bond Portfolio (which invests
net assets	primarily in fixed-income securities)
0% to 5% of Fund's	In Calvert Money Market Portfolio (which
net assets	invests primarily in money market instruments)

The Fund may also invest, to a limited extent, in (1) derivative instruments, including, but not limited to, index futures, options and swaps; and (2) exchange-traded funds. The Fund will use these instruments to facilitate the periodic rebalancing of the Fund's portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.

For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus, and see "Description of Underlying Funds" in this Prospectus, which describes the underlying Calvert Global Water Fund and the underlying fixed-income and money market funds (Calvert Bond Portfolio and Calvert Money Market Portfolio).

The Advisor may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.

The above asset allocation percentages are allocation targets. The Advisor has discretion to reallocate the Fund's assets among underlying Calvert funds. The Advisor monitors the Fund's allocation and may rebalance or reallocate the Fund's assets (1) based on its view of economic and market factors and events or (2) to adjust for shifts in the style biases of the underlying funds. The Advisor also evaluates any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.

Sustainable and Socially Responsible Investing. Each underlying fund (other than Calvert Global Alternative Energy Fund and Calvert Global Water Fund) seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert Global Alternative Energy Fund will invest in ways consistent with Calvert's philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. Calvert Global Water Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges.

Each underlying fund (other than Calvert Global Water Fund) has sustainable and socially responsible investment criteria that reflect specific types of companies in which the fund seeks to invest and seeks to avoid investing. Calvert Global Water Fund's sustainable and socially responsible investment criteria reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the fund, and specific types of companies in which the fund seeks to invest.

Investments for each underlying fund are first selected for financial soundness and then evaluated according to the fund's sustainable and socially responsible investment criteria. Investments for each underlying fund must be consistent with the fund's current investment criteria, including financial, sustainability and social responsibility factors, as well as threshold responsibility standards (for Calvert Global Water Fund only), the application of which is in the economic interest of the underlying fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Asset Allocation Risk. The Advisor's selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund's greater allocation to equity funds makes it more susceptible to risks associated with equity investments than fixed-income investments.

Management Risk. Individual investments of an underlying fund may not perform as expected, and the underlying fund's portfolio management practices may not achieve the desired result.

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund's use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund and reduce its returns.

Exchange-Traded Fund ("ETF") Risk. An ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF's fees and expenses as well as their share of the Fund's fees and expenses.

Equity Investments. The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.

Stock Market Risk. The stock market (including stocks that comprise the energy and water-related resource sectors, and stock markets outside the U.S.) may fall in value, causing prices of stocks held by the underlying funds to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Fixed-Income Investments. The Fund shares the principal risks of fixed-income securities held by the underlying funds, including the key risks below.

Bond Market Risk. The market prices of bonds held by the underlying funds may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Money Market Investments. The Fund shares the principal risks of money market securities held by the underlying funds, including the key risk below.

Money Market Risk. Yield will change in response to market interest rates; in general, as market rates go up, so will yield, and vice versa. Although the underlying fund tries to keep the value of its shares constant at $1.00 per share, changes in market rates could cause the value to decrease. Credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the underlying fund because it invests primarily in securities that are considered to be of high quality; the underlying fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of a broad-based securities market index, a composite index and an average.

Performance results for Class I shares prior to January 31, 2008, the inception date for Class I shares, reflect the performance of Class A shares at net asset value (NAV). In addition, because no shareholders have held Class I shares since February 23, 2011, performance results after February 23, 2011 also reflect performance of Class A shares at NAV. Actual Class I share performance would have been higher than Class A share performance because Class I, unlike Class A, has no Rule 12b-1 fees.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Calendar Year Total Returns

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	16.96%
Worst Quarter (of periods shown)	12/31/08	-21.68%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns (as of 12/31/11)
Average Annual Total Returns - Institutional Calvert Aggressive Allocation Fund		1 year	5 years	Since Inception	Inception Date
Class I		(3.83%)	(2.04%)	1.23%	Jun 30, 2005
Class I Return after taxes on distributions		(3.95%)	(2.36%)	0.91%
Class I Return after taxes on distributions and sale of Fund shares		(2.18%)	(1.76%)	1.01%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)		1.03%	(0.01%)	3.20%
Aggressive Allocation Composite Index (reflects no deduction for fees, expenses or taxes)	[1]	(1.68%)	(0.41%)	3.31%
Lipper Multi-Cap Core Funds Avg. (reflects no deduction for taxes)		(2.68%)	(0.65%)	2.63%
[1]	The Fund also shows the Aggressive Allocation Composite Index (64% Russell 3000 Index; 26% Morgan Stanley Capital International Europe Australasia Far East Global Investable Market Index; 10% Barclays Capital U.S. Credit Index) because it is more consistent with the Fund's portfolio construction process and represents a more accurate reflection of the Fund's anticipated risk and return patterns.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALVERT SOCIAL INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
Institutional | Calvert Aggressive Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption fee	rr_RedemptionFeeOverRedemption	2.00%	[1]
Advisory fee	rr_ManagementFeesOverAssets	none
Administrative fee	cik0000356682_AdministrativeFee	0.15%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1182.47%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%
Total annual fund operating expenses	rr_ExpensesOverAssets	1183.43%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1182.39%)	[2]
Net expenses	rr_NetExpensesOverAssets	1.04%
1 Year	rr_ExpenseExampleYear01	10,606
3 Years	rr_ExpenseExampleYear03	49,450
5 Years	rr_ExpenseExampleYear05	90,811
10 Years	rr_ExpenseExampleYear10	206,327
Annual Return 2006	rr_AnnualReturn2006	13.06%
Annual Return 2007	rr_AnnualReturn2007	5.22%
Annual Return 2008	rr_AnnualReturn2008	(37.19%)
Annual Return 2009	rr_AnnualReturn2009	26.25%
Annual Return 2010	rr_AnnualReturn2010	12.42%
Annual Return 2011	rr_AnnualReturn2011	(3.83%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.68%)
1 year	rr_AverageAnnualReturnYear01	(3.83%)
5 years	rr_AverageAnnualReturnYear05	(2.04%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Institutional | Calvert Aggressive Allocation Fund | Class I | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(3.95%)
5 years	rr_AverageAnnualReturnYear05	(2.36%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.91%
Institutional | Calvert Aggressive Allocation Fund | Class I | Return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(2.18%)
5 years	rr_AverageAnnualReturnYear05	(1.76%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.01%
Institutional | Calvert Aggressive Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT AGGRESSIVE ALLOCATION FUND Class (Ticker): I (CAGIX)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation. This objective may be changed by the Fund's Board of Trustees without shareholder approval.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). These transaction costs are also incurred by the underlying Calvert funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $1,000,000 in the Fund for the time periods indicated;
• your investment has a 5% return each year;
• the Fund's operating expenses remain the same;
• any Calvert expense limitation is in effect for the period indicated in the fee table above; and
• the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" that seeks to achieve its investment objective by investing in a portfolio of underlying Calvert fixed-income, equity and money market funds that meets the Fund's investment criteria, including financial, sustainability and social responsibility factors.

The Fund invests in underlying Calvert funds in accordance with a stable target asset allocation determined by the Advisor. The Fund's asset allocation strategy incorporates historical risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.

The Fund intends to invest in shares of underlying Calvert funds and typically invests in underlying Calvert funds as follows:

80% to 100% of	In funds that invest primarily in equity securities
Fund's net assets	(Calvert Equity Portfolio, Calvert Social
Index Fund, Calvert Enhanced Equity
Portfolio, Calvert Capital Accumulation Fund,
Calvert International Equity Fund, Calvert
International Opportunities Fund, Calvert
Global Alternative Energy Fund, Calvert Global
Water Fund, and Calvert Small Cap Fund)
0% to 20% of Fund's	In Calvert Bond Portfolio (which invests
net assets	primarily in fixed-income securities)
0% to 5% of Fund's	In Calvert Money Market Portfolio (which
net assets	invests primarily in money market instruments)

The Fund may also invest, to a limited extent, in (1) derivative instruments, including, but not limited to, index futures, options and swaps; and (2) exchange-traded funds. The Fund will use these instruments to facilitate the periodic rebalancing of the Fund's portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.

For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus, and see "Description of Underlying Funds" in this Prospectus, which describes the underlying Calvert Global Water Fund and the underlying fixed-income and money market funds (Calvert Bond Portfolio and Calvert Money Market Portfolio).

The Advisor may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.

The above asset allocation percentages are allocation targets. The Advisor has discretion to reallocate the Fund's assets among underlying Calvert funds. The Advisor monitors the Fund's allocation and may rebalance or reallocate the Fund's assets (1) based on its view of economic and market factors and events or (2) to adjust for shifts in the style biases of the underlying funds. The Advisor also evaluates any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.

Sustainable and Socially Responsible Investing. Each underlying fund (other than Calvert Global Alternative Energy Fund and Calvert Global Water Fund) seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert Global Alternative Energy Fund will invest in ways consistent with Calvert's philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. Calvert Global Water Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges.

Each underlying fund (other than Calvert Global Water Fund) has sustainable and socially responsible investment criteria that reflect specific types of companies in which the fund seeks to invest and seeks to avoid investing. Calvert Global Water Fund's sustainable and socially responsible investment criteria reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the fund, and specific types of companies in which the fund seeks to invest.

Investments for each underlying fund are first selected for financial soundness and then evaluated according to the fund's sustainable and socially responsible investment criteria. Investments for each underlying fund must be consistent with the fund's current investment criteria, including financial, sustainability and social responsibility factors, as well as threshold responsibility standards (for Calvert Global Water Fund only), the application of which is in the economic interest of the underlying fund and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Asset Allocation Risk. The Advisor's selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund's greater allocation to equity funds makes it more susceptible to risks associated with equity investments than fixed-income investments.

Management Risk. Individual investments of an underlying fund may not perform as expected, and the underlying fund's portfolio management practices may not achieve the desired result.

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund's use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund and reduce its returns.

Exchange-Traded Fund ("ETF") Risk. An ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF's fees and expenses as well as their share of the Fund's fees and expenses.

Equity Investments. The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.

Stock Market Risk. The stock market (including stocks that comprise the energy and water-related resource sectors, and stock markets outside the U.S.) may fall in value, causing prices of stocks held by the underlying funds to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Fixed-Income Investments. The Fund shares the principal risks of fixed-income securities held by the underlying funds, including the key risks below.

Bond Market Risk. The market prices of bonds held by the underlying funds may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Money Market Investments. The Fund shares the principal risks of money market securities held by the underlying funds, including the key risk below.

Money Market Risk. Yield will change in response to market interest rates; in general, as market rates go up, so will yield, and vice versa. Although the underlying fund tries to keep the value of its shares constant at $1.00 per share, changes in market rates could cause the value to decrease. Credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the underlying fund because it invests primarily in securities that are considered to be of high quality; the underlying fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of a broad-based securities market index, a composite index and an average.

Performance results for Class I shares prior to January 31, 2008, the inception date for Class I shares, reflect the performance of Class A shares at net asset value (NAV). In addition, because no shareholders have held Class I shares since February 23, 2011, performance results after February 23, 2011 also reflect performance of Class A shares at NAV. Actual Class I share performance would have been higher than Class A share performance because Class I, unlike Class A, has no Rule 12b-1 fees.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class I shares has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	16.96%
Worst Quarter (of periods shown)	12/31/08	-21.68%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Institutional | Calvert Aggressive Allocation Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.03%
5 years	rr_AverageAnnualReturnYear05	(0.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.20%
Institutional | Calvert Aggressive Allocation Fund | Aggressive Allocation Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(1.68%)	[3]
5 years	rr_AverageAnnualReturnYear05	(0.41%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.31%	[3]
Institutional | Calvert Aggressive Allocation Fund | Lipper Multi-Cap Core Funds Avg. (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(2.68%)
5 years	rr_AverageAnnualReturnYear05	(0.65%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.63%

[1]	(as a % of amount redeemed or exchanged within 7 days of purchase)
[2]	The investment advisor has agreed to contractually limit direct ordinary operating expenses through January 31, 2013. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Direct ordinary operating expenses during this period will not exceed 0.23%, and for the period ending January 31, 2021, Calvert has further agreed to contractually limit direct ordinary operating expenses to 1.00%. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.
[3]	The Fund also shows the Aggressive Allocation Composite Index (64% Russell 3000 Index; 26% Morgan Stanley Capital International Europe Australasia Far East Global Investable Market Index; 10% Barclays Capital U.S. Credit Index) because it is more consistent with the Fund's portfolio construction process and represents a more accurate reflection of the Fund's anticipated risk and return patterns.

Retail | Calvert Bond Portfolio
CALVERT BOND PORTFOLIO Class (Ticker): A (CSIBX) B (CBDBX) C (CSBCX) Y (CSIYX)
INVESTMENT OBJECTIVE

The Fund seeks to provide as high a level of current income as is consistent with prudent investment risk and preservation of capital through investment in bonds and straight debt securities meeting the Fund's investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 48 and "Reduced Sales Charges" on page 52 of this Prospectus, and under "Method of Distribution" on page 47 of the Fund's SAI.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Retail Calvert Bond Portfolio		Class A	Class B	Class C	Class Y
Maximum sales charge (load) on purchases (as a % of offering price)		3.75%	none	none	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	[1]	none	4.00%	1.00%	none
Redemption fee	[2]	2.00%	2.00%	2.00%	2.00%
[1]	The contingent deferred sales charge reduces over time.
[2]	(as a % of amount redeemed or exchanged within 30 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Retail Calvert Bond Portfolio		Class A	Class B	Class C	Class Y
Management fees	[1]	0.65%	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees	[1]	0.20%	1.00%	1.00%	none
Other expenses	[1]	0.28%	0.56%	0.28%	0.18%
Total annual fund operating expenses	[1]	1.13%	2.21%	1.93%	0.83%
[1]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses for Class Y to 0.92% through January 31, 2013. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund's operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - Retail Calvert Bond Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	486	721	974	1,698
Class B	624	891	1,185	2,018
Class C	296	606	1,042	2,254
Class Y	85	265	460	1,025

Expense Example, No Redemption - Retail Calvert Bond Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	224	691	1,185	2,018
Class C	196	606	1,042	2,254

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 203% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in fixed-income securities. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. Atleast 65% of the Fund's net assets will be invested in investment grade debt securities rated A or above. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's Rating Services ("Standard & Poor's") or an equivalent rating by another nationally recognized statistical rating organization (''NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund invests principally in bonds issued by U.S. corporations, the U.S. government or its agencies, and U.S. goverment-sponsored entities (e.g., the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC")). The Fund also may invest in trust preferred securities, taxable municipal securities, asset-backed securities ("ABS"), including commercial mortgage-backed securities, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and ABS.

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs").

The Fund is non-diversified.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises). Debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below-investment-grade leveraged loans are usually more credit sensitive.

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated "D" by Standard & Poor's or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to October 31, 2008 (the Class Y shares' inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/09	5.58%
Worst Quarter (of periods shown)	12/31/08	-3.66%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns (as of 12-31-11) (with maximum sales charge deducted, if any)
Average Annual Total Returns - Retail Calvert Bond Portfolio	1 year	5 years	10 years
Class A	1.61%	3.91%	4.85%
Class A Return after taxes on distributions	0.25%	2.32%	3.11%
Class A Return after taxes on distributions and sale of Fund shares	1.03%	2.42%	3.14%
Class B	0.47%	3.65%	4.24%
Class C	3.70%	3.88%	4.38%
Class Y	5.87%	4.88%	5.34%
Barclays Capital U.S. Credit Index (reflects no deduction for fees, expenses or taxes)	8.35%	6.80%	6.35%
Lipper Corporate Debt Funds A Rated Avg. (reflects no deduction for taxes)	6.87%	5.88%	5.40%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALVERT SOCIAL INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
Retail | Calvert Bond Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.65%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.20%	[3]
Other expenses	rr_OtherExpensesOverAssets	0.28%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.13%	[3]
1 Year	rr_ExpenseExampleYear01	486
3 Years	rr_ExpenseExampleYear03	721
5 Years	rr_ExpenseExampleYear05	974
10 Years	rr_ExpenseExampleYear10	1,698
Annual Return 2002	rr_AnnualReturn2002	6.15%
Annual Return 2003	rr_AnnualReturn2003	8.18%
Annual Return 2004	rr_AnnualReturn2004	5.94%
Annual Return 2005	rr_AnnualReturn2005	4.51%
Annual Return 2006	rr_AnnualReturn2006	4.29%
Annual Return 2007	rr_AnnualReturn2007	6.66%
Annual Return 2008	rr_AnnualReturn2008	(5.03%)
Annual Return 2009	rr_AnnualReturn2009	10.86%
Annual Return 2010	rr_AnnualReturn2010	6.17%
Annual Return 2011	rr_AnnualReturn2011	5.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.66%)
1 year	rr_AverageAnnualReturnYear01	1.61%
5 years	rr_AverageAnnualReturnYear05	3.91%
10 years	rr_AverageAnnualReturnYear10	4.85%
Retail | Calvert Bond Portfolio | Class A | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.25%
5 years	rr_AverageAnnualReturnYear05	2.32%
10 years	rr_AverageAnnualReturnYear10	3.11%
Retail | Calvert Bond Portfolio | Class A | Return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.03%
5 years	rr_AverageAnnualReturnYear05	2.42%
10 years	rr_AverageAnnualReturnYear10	3.14%
Retail | Calvert Bond Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.65%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[3]
Other expenses	rr_OtherExpensesOverAssets	0.56%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.21%	[3]
1 Year	rr_ExpenseExampleYear01	624
3 Years	rr_ExpenseExampleYear03	891
5 Years	rr_ExpenseExampleYear05	1,185
10 Years	rr_ExpenseExampleYear10	2,018
1 Year	rr_ExpenseExampleNoRedemptionYear01	224
3 Years	rr_ExpenseExampleNoRedemptionYear03	691
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,185
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,018
1 year	rr_AverageAnnualReturnYear01	0.47%
5 years	rr_AverageAnnualReturnYear05	3.65%
10 years	rr_AverageAnnualReturnYear10	4.24%
Retail | Calvert Bond Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.65%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[3]
Other expenses	rr_OtherExpensesOverAssets	0.28%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.93%	[3]
1 Year	rr_ExpenseExampleYear01	296
3 Years	rr_ExpenseExampleYear03	606
5 Years	rr_ExpenseExampleYear05	1,042
10 Years	rr_ExpenseExampleYear10	2,254
1 Year	rr_ExpenseExampleNoRedemptionYear01	196
3 Years	rr_ExpenseExampleNoRedemptionYear03	606
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,042
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,254
1 year	rr_AverageAnnualReturnYear01	3.70%
5 years	rr_AverageAnnualReturnYear05	3.88%
10 years	rr_AverageAnnualReturnYear10	4.38%
Retail | Calvert Bond Portfolio | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.65%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other expenses	rr_OtherExpensesOverAssets	0.18%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.83%	[3]
1 Year	rr_ExpenseExampleYear01	85
3 Years	rr_ExpenseExampleYear03	265
5 Years	rr_ExpenseExampleYear05	460
10 Years	rr_ExpenseExampleYear10	1,025
1 year	rr_AverageAnnualReturnYear01	5.87%
5 years	rr_AverageAnnualReturnYear05	4.88%
10 years	rr_AverageAnnualReturnYear10	5.34%
Retail | Calvert Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT BOND PORTFOLIO Class (Ticker): A (CSIBX) B (CBDBX) C (CSBCX) Y (CSIYX)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide as high a level of current income as is consistent with prudent investment risk and preservation of capital through investment in bonds and straight debt securities meeting the Fund's investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 48 and "Reduced Sales Charges" on page 52 of this Prospectus, and under "Method of Distribution" on page 47 of the Fund's SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 203% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	203.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund's operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund uses an active strategy, seeking relative value to earn incremental income. Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in fixed-income securities. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. Atleast 65% of the Fund's net assets will be invested in investment grade debt securities rated A or above. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's Rating Services ("Standard & Poor's") or an equivalent rating by another nationally recognized statistical rating organization (''NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund invests principally in bonds issued by U.S. corporations, the U.S. government or its agencies, and U.S. goverment-sponsored entities (e.g., the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC")). The Fund also may invest in trust preferred securities, taxable municipal securities, asset-backed securities ("ABS"), including commercial mortgage-backed securities, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and ABS.

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs").

The Fund is non-diversified.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises). Debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below-investment-grade leveraged loans are usually more credit sensitive.

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated "D" by Standard & Poor's or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to October 31, 2008 (the Class Y shares' inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class A shares has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A at NAV
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/09	5.58%
Worst Quarter (of periods shown)	12/31/08	-3.66%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12-31-11) (with maximum sales charge deducted, if any)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Retail | Calvert Bond Portfolio | Barclays Capital U.S. Credit Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	8.35%
5 years	rr_AverageAnnualReturnYear05	6.80%
10 years	rr_AverageAnnualReturnYear10	6.35%
Retail | Calvert Bond Portfolio | Lipper Corporate Debt Funds A Rated Avg. (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	6.87%
5 years	rr_AverageAnnualReturnYear05	5.88%
10 years	rr_AverageAnnualReturnYear10	5.40%

[1]	The contingent deferred sales charge reduces over time.
[2]	(as a % of amount redeemed or exchanged within 30 days of purchase)
[3]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses for Class Y to 0.92% through January 31, 2013. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Calvert Money Market Portfolio
CALVERT MONEY MARKET PORTFOLIO Class (Ticker): O (CSIXX)
INVESTMENT OBJECTIVE

The Fund seeks to provide the highest level of current income, consistent with liquidity, safety and security of capital, through investment in money market instruments meeting the Fund's investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Calvert Money Market Portfolio Class O
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses -	Calvert Money Market Portfolio Class O
Management fees	0.50%
Distribution and service (12b-1) fees	none
Other expenses	0.34%
Total annual fund operating expenses	0.84%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated;
• your investment has a 5% return each year; and
• the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Calvert Money Market Portfolio Class O	86	268	466	1,037

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund invests in high quality money market instruments, such as commercial paper, variable rate demand notes, corporate, agency and taxable municipal obligations, and repurchase agreements. All investments must comply with the SEC's money market fund requirements per Rule 2a-7 of the Investment Company Act of 1940.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Income Risk. The income level of the Fund will fluctuate with changing market conditions and interest rate levels. The income the Fund receives may fall as a result of a decline in interest rates.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the Fund because it invests primarily in securities that are considered to be of high quality. The Fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Management Risk. The individual bonds in the Fund may not perform as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not achieve the desired result.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class O shares has varied from year to year. The table compares the Fund's performance over time with an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/07	1.15%
Worst Quarter (of periods shown)	3/31/10	0.00%

Average Annual Total Returns (as of 12-31-11)
Average Annual Total Returns - Calvert Money Market Portfolio	1 year	5 years	10 years
Class O	0.01%	1.49%	1.66%
Lipper Money Market Funds Avg.	0.02%	1.36%	1.56%

For current yield information, call 800-368-2745, or visit Calvert's website at www.calvert.com.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALVERT SOCIAL INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
Calvert Money Market Portfolio | Class O
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.84%
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	1,037
Annual Return 2002	rr_AnnualReturn2002	1.25%
Annual Return 2003	rr_AnnualReturn2003	0.49%
Annual Return 2004	rr_AnnualReturn2004	0.64%
Annual Return 2005	rr_AnnualReturn2005	2.47%
Annual Return 2006	rr_AnnualReturn2006	4.27%
Annual Return 2007	rr_AnnualReturn2007	4.55%
Annual Return 2008	rr_AnnualReturn2008	2.55%
Annual Return 2009	rr_AnnualReturn2009	0.43%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 year	rr_AverageAnnualReturnYear01	0.01%
5 years	rr_AverageAnnualReturnYear05	1.49%
10 years	rr_AverageAnnualReturnYear10	1.66%
Calvert Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT MONEY MARKET PORTFOLIO Class (Ticker): O (CSIXX)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide the highest level of current income, consistent with liquidity, safety and security of capital, through investment in money market instruments meeting the Fund's investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated;
• your investment has a 5% return each year; and
• the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in high quality money market instruments, such as commercial paper, variable rate demand notes, corporate, agency and taxable municipal obligations, and repurchase agreements. All investments must comply with the SEC's money market fund requirements per Rule 2a-7 of the Investment Company Act of 1940.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Income Risk. The income level of the Fund will fluctuate with changing market conditions and interest rate levels. The income the Fund receives may fall as a result of a decline in interest rates.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the Fund because it invests primarily in securities that are considered to be of high quality. The Fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Management Risk. The individual bonds in the Fund may not perform as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not achieve the desired result.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class O shares has varied from year to year. The table compares the Fund's performance over time with an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class O shares has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/07	1.15%
Worst Quarter (of periods shown)	3/31/10	0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12-31-11)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	For current yield information, call 800-368-2745, or visit Calvert's website at www.calvert.com.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	800-368-2745
Calvert Money Market Portfolio | Lipper Money Market Funds Avg.
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.02%
5 years	rr_AverageAnnualReturnYear05	1.36%
10 years	rr_AverageAnnualReturnYear10	1.56%

Institutional | Calvert Bond Portfolio
CALVERT BOND PORTFOLIO Class (Ticker): I (CBDIX)
INVESTMENT OBJECTIVE

The Fund seeks to provide as high a level of current income as is consistent with prudent investment risk and preservation of capital through investment in bonds and other straight debt securities meeting the Fund's investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -		Institutional Calvert Bond Portfolio Class I
Redemption fee	[1]	2.00%
[1]	(as a % of amount redeemed or exchanged within 7 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses -	Institutional Calvert Bond Portfolio Class I
Management fees	0.45%
Distribution and service (12b-1) fees	none
Other expenses	0.07%
Total annual fund operating expenses	0.52%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $1,000,000 in the Fund for the time periods indicated;
• your investment has a 5% return each year; and
• the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Calvert Bond Portfolio Class I	5,316	16,675	29,073	65,269

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 203% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in fixed-income securities. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. At least 65% of the Fund's net assets will be invested in investment grade debt securities rated A or above. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's Ratings Services ("Standard & Poor's") or an equivalent rating by another nationally recognized statistical rating organization (''NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund invests principally in bonds issued by U.S. corporations, the U.S. Government or its agencies, and U.S. government-sponsored enterprises (e.g., the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC")). The Fund also may invest in trust preferred securities, taxable municipal securities, asset-backed securities ("ABS"), including commercial mortgage-backed securities, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and ABS.

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs").

The Fund is non-diversified.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises). Debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below-investment-grade leveraged loans are usually more credit sensitive.

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/ or the Fund's portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated "D" by Standard & Poor's or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders of such securities to sell their holdings.

Asset-Backed Security Risk. The value of investments in asset-backed securities is subject to interest rate risk and credit risk. Asset-backed securities are also subject to prepayment risk and extension risk.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Calendar Year Total Return

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	9/30/09	5.73%
Worst Quarter (of periods shown)	12/31/08	-3.55%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns (as of 12-31-11)
Average Annual Total Returns - Institutional Calvert Bond Portfolio	1 year	5 years	10 years
Class I	6.23%	5.33%	5.87%
Class I Return after taxes on distributions	4.59%	3.50%	3.89%
Class I Return after taxes on distributions and sale of Fund shares	4.03%	3.50%	3.88%
Barclays Capital U.S. Credit Index (reflects no deduction for fees, expenses or taxes)	8.35%	6.80%	6.35%
Lipper Corporate Debt Funds A Rated Avg. (reflects no deduction for taxes)	6.87%	5.88%	5.40%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALVERT SOCIAL INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
Institutional | Calvert Bond Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption fee	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.52%
1 Year	rr_ExpenseExampleYear01	5,316
3 Years	rr_ExpenseExampleYear03	16,675
5 Years	rr_ExpenseExampleYear05	29,073
10 Years	rr_ExpenseExampleYear10	65,269
Annual Return 2002	rr_AnnualReturn2002	6.74%
Annual Return 2003	rr_AnnualReturn2003	8.77%
Annual Return 2004	rr_AnnualReturn2004	6.61%
Annual Return 2005	rr_AnnualReturn2005	5.04%
Annual Return 2006	rr_AnnualReturn2006	4.95%
Annual Return 2007	rr_AnnualReturn2007	7.25%
Annual Return 2008	rr_AnnualReturn2008	(4.50%)
Annual Return 2009	rr_AnnualReturn2009	11.57%
Annual Return 2010	rr_AnnualReturn2010	6.80%
Annual Return 2011	rr_AnnualReturn2011	6.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.55%)
1 year	rr_AverageAnnualReturnYear01	6.23%
5 years	rr_AverageAnnualReturnYear05	5.33%
10 years	rr_AverageAnnualReturnYear10	5.87%
Institutional | Calvert Bond Portfolio | Class I | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.59%
5 years	rr_AverageAnnualReturnYear05	3.50%
10 years	rr_AverageAnnualReturnYear10	3.89%
Institutional | Calvert Bond Portfolio | Class I | Return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.03%
5 years	rr_AverageAnnualReturnYear05	3.50%
10 years	rr_AverageAnnualReturnYear10	3.88%
Institutional | Calvert Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT BOND PORTFOLIO Class (Ticker): I (CBDIX)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide as high a level of current income as is consistent with prudent investment risk and preservation of capital through investment in bonds and other straight debt securities meeting the Fund's investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 203% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	203.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $1,000,000 in the Fund for the time periods indicated;
• your investment has a 5% return each year; and
• the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund uses an active strategy, seeking relative value to earn incremental income. Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in fixed-income securities. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. At least 65% of the Fund's net assets will be invested in investment grade debt securities rated A or above. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's Ratings Services ("Standard & Poor's") or an equivalent rating by another nationally recognized statistical rating organization (''NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund invests principally in bonds issued by U.S. corporations, the U.S. Government or its agencies, and U.S. government-sponsored enterprises (e.g., the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC")). The Fund also may invest in trust preferred securities, taxable municipal securities, asset-backed securities ("ABS"), including commercial mortgage-backed securities, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and ABS.

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs").

The Fund is non-diversified.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises). Debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below-investment-grade leveraged loans are usually more credit sensitive.

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/ or the Fund's portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated "D" by Standard & Poor's or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders of such securities to sell their holdings.

Asset-Backed Security Risk. The value of investments in asset-backed securities is subject to interest rate risk and credit risk. Asset-backed securities are also subject to prepayment risk and extension risk.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class I shares has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	9/30/09	5.73%
Worst Quarter (of periods shown)	12/31/08	-3.55%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12-31-11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Institutional | Calvert Bond Portfolio | Barclays Capital U.S. Credit Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	8.35%
5 years	rr_AverageAnnualReturnYear05	6.80%
10 years	rr_AverageAnnualReturnYear10	6.35%
Institutional | Calvert Bond Portfolio | Lipper Corporate Debt Funds A Rated Avg. (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	6.87%
5 years	rr_AverageAnnualReturnYear05	5.88%
10 years	rr_AverageAnnualReturnYear10	5.40%

[1]	(as a % of amount redeemed or exchanged within 7 days of purchase)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 31, 2012